UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4325

FIRST INVESTORS LIFE SERIES FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2014

Item 1.	Reports to Stockholders

The semi-annual report to stockholders follows

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 40 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Equity & Bond Markets Overview
FIRST INVESTORS LIFE SERIES FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2014 (“the reporting period”).

Economic Overview

The U.S. economy was surprisingly weak in the first half of the year. First quarter gross domestic product growth declined 2.1%, in large part due to the severe winter, while second quarter growth rebounded to a 4% pace. Despite anemic first half growth, several economic indicators suggested a healthier economy. In particular, the unemployment rate fell from 6.7% to 6.1%, its lowest level since 2008, and the economy added over 1.3 million new jobs. Inflation began to creep higher during the review period with consumer prices up 2.1% year-over-year, compared to 1.5% at year-end 2013.

Despite the lower unemployment rate and higher inflation, the Federal Reserve (“the Fed”) maintained a steady course as Janet Yellen assumed the Chairmanship. Quantitative easing — the Fed’s program of buying bonds to lower longer-term interest rates — remained on schedule to conclude in October. As well, the Fed remained on track to begin increasing short-term interest rates sometime in the second half of 2015. The market expects that, when the Fed does act, it will raise rates in a slow and gradual manner.

The Equity Market

After a relatively quiet first quarter, equity markets reflected a gathering momentum, with returns building evenly through the second quarter. Monthly results for April, May and June saw gains of roughly 1 to 2 percent apiece, contributing to a solid overall performance for equities for the review period, with positive stock returns overall in the mid-single digit percentage range. Volatility has remained relatively low, as it has been for the last several years, with no major quarterly economic or global events disrupting world markets. Most economic indicators improved, translating into a good, calm environment for stock investing.

Worldwide, the economic picture started looking up in Europe; Japan’s economy, too, showed improvement; and worries over Chinese growth received the proper response from policymakers taking steps to avoid a recession in the near term, diminishing market concerns. The U.S. was still one of the better markets in which to invest, as well. Despite relatively anemic activity after a particularly weak first quarter due to abnormally harsh winter weather, with GDP growth actually dipping into negative territory, the U.S. economy showed signs late in the spring of picking up steam. Data showed an improving employment situation, with more people getting hired, the unemployment rate coming down, and the number of job openings increasing. This was again supported by the Fed’s actions — as it has continued tapering its stimulus programs as the economic picture brightens — and having coordination with other central banks around the globe to keep interest rates low and the U.S. monetary system flush with cash availability.

1

Equity & Bond Markets Overview (continued)
FIRST INVESTORS LIFE SERIES FUNDS

Corporate earnings growth also followed an upward trend, offering modestly attractive opportunities with little drama, and contributing to an easy period overall for financial markets and investors. As 2014 looks to the second half, merger and acquisition activity is picking up dramatically, supporting the thesis that corporate confidence is rising. This being said, many forecasts have already factored in a stronger second half of the year, with the economic pace increasing. As companies report earnings over the summer months, we will get a better picture what the near-term future holds for stock outperformance.

The market has rallied pretty consistently since the brief January swoon, when it fell off 6 percent. Most recently, there have been a number of smaller shifts in isolated segments, such as individual sectors or higher growth securities, which traded off in the last several weeks, perpetuating a shift into smaller cap stocks late in the review period. Despite these internal shifts in the marketplace, however, the overall picture remained steady.

As of the end of the review period, the S&P 500 Index advanced 7.1%. The Dow Jones Industrial Index returned +2.7% for the period. The NASDAQ-OTC Composite was up 6.2%. Mid-cap stocks were up 7.5%, as represented by the S&P 400 Midcap Index. Small-cap stocks, as represented by the Russell 2000 Index, performed best, up 3.2%. (All returns are presented on a “total return” basis.)

The Bond Market

Interest rates fell — and bond prices moved higher — during the first half of the year, despite a strong consensus that last year’s sell-off would continue. The bond market’s rally proceeded in stages. The initial move down in rates was due to weak first quarter U.S. growth, slower-than-expected growth in China, and a flight-to-safety into the U.S. bond market due to the crisis in the Ukraine. In the second quarter, the rally was spurred by lower European interest rates as the European Central Bank (“ECB”) eased monetary policy, and reassessment by investors as to how much tightening the Fed would actually need to do in this cycle.

The benchmark 10-year U.S. Treasury note yield fell from 3.03% to 2.53% during the review period. The two-year Treasury note yield, which has been anchored by the Fed’s commitment to keep short-term rates at very low levels, moved from 0.38% to 0.46%.

The broad U.S. bond market returned 4.1%, according to Bank of America Merrill Lynch, its second best first half return in the last 19 years. The market benefited from both lower interest rates and notably tighter spreads. Not surprisingly, sectors which had both interest rate and spread risk had the best performance, particularly investment grade corporate bonds with a return of 5.9%. High yield bonds also did well, gaining 5.6% as spreads moved to their tightest levels since 2007. Despite the tapering of quantitative easing, mortgage-backed bonds returned 4.0% as low supply offset reduced demand from the Fed. While the broad Treasury market returned only 3.2%, 10+ year Treasuries gained 11.9%. Reflecting the sector’s low interest rate sensitivity, high yield floating rate loans lagged the broad market with a 3.2% return. Foreign bonds also performed well as

2

non-dollar government bonds gained 6%, supported by additional easing measures by the ECB and the Bank of Japan. Lastly, money market returns remained at essentially 0%, reflecting the Fed’s continued accommodative monetary policy.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

July 31, 2014

The Funds are only available through the purchase of variable life insurance policies and variable annuity contracts issued by First Investors Life Insurance Company. The reports do not reflect the additional expenses and charges that are applicable to variable life insurance policies and variable annuity contracts.

This Equity & Bond Markets Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in this Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in variable life and annuity subaccounts. For all subaccounts, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For stock subaccounts, the risks include market risk (the risk that the entire stock market will decline because of an event such as a deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock subaccounts such as small-cap, global or international funds. For bond subaccounts, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond subaccounts, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your subaccounts.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2014, and held for the entire six-month period ended June 30, 2014. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expense Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid during the period.

To estimate the expenses you paid on your account during this period simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expense Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expense example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,000.00	$0.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.34	$0.45

* Expenses are equal to the annualized expense ratio of .09%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
June 30, 2014

Principal		Interest
Amount	Security	Rate*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—63.6%
$360M	Fannie Mae, 7/14/2014	0.08%	$ 359,990
	Federal Home Loan Bank:
371M	7/30/2014	0.07	370,979
600M	7/30/2014	0.08	599,961
500M	8/6/2014	0.09	499,957
400M	8/8/2014	0.07	399,972
360M	8/15/2014	0.07	359,971
800M	8/29/2014	0.06	799,919
500M	9/16/2014	0.10	499,893
500M	10/1/2014	0.07	499,910
520M	10/3/2014	0.08	519,895
300M	10/15/2014	0.08	299,934
300M	10/20/2014	0.09	299,917
250M	10/31/2014	0.08	249,932
310M	11/7/2014	0.09	309,906
Total Value of U.S. Government Agency Obligations (cost $6,070,136)			6,070,136
	CORPORATE NOTES—21.5%
400M	Abbott Laboratories, 8/21/2014 (a)	0.08	399,955
400M	Coca-Cola Co., 9/22/2014 (a)	0.11	399,898
400M	Emerson Electric Co., 7/22/2014 (a)	0.09	399,979
450M	International Business Machines Corp., 7/28/2014 (a)	0.09	449,970
400M	PepsiCo, Inc., 8/20/2014 (a)	0.07	399,961
Total Value of Corporate Notes (cost $2,049,763)			2,049,763

	VARIABLE AND FLOATING RATE NOTES—13.6%
400M	Federal Home Loan Bank, 4/16/2015	0.11	400,051
400M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/2030	0.04	400,000
	Valdez, Alaska Marine Terminal Rev.:
200M	Exxon Pipeline Co. Project B 12/1/2033	0.03	200,000
300M	Exxon Pipeline Co. Project C 12/1/2033	0.03	300,000
Total Value of Variable and Floating Rate Notes (cost $1,300,051)			1,300,051

6

Principal			Interest
Amount	Security		Rate*	Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.2%
$300M	U.S. Treasury Bills, 10/30/2014 (cost $299,962)		0.04%	$ 299,962
Total Value of Investments (cost $9,719,912)**		101.9%		9,719,912
Excess of Liabilities Over Other Assets		(1.9)		(181,893)
Net Assets		100.0%		$9,538,019

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on the variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at June 30, 2014.
**	Aggregate cost for federal income tax purposes is the same.
(a)	Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 5).

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Portfolio of Investments (continued)
CASH MANAGEMENT FUND
June 30, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$6,070,136	$—	$6,070,136
Corporate Notes	—	2,049,763	—	2,049,763
Variable and Floating Rate Notes:
Municipal Bonds	—	900,000	—	900,000
U.S. Government Agency
Obligations	—	400,051	—	400,051
Short-Term U.S. Government
Obligations	—	299,962	—	299,962
Total Investments in Securities	$—	$9,719,912	$—	$9,719,912

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

8	See notes to financial statements

Fund Expenses (unaudited)
EQUITY INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,063.74	$4.20
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

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Portfolio of Investments
EQUITY INCOME FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—93.0%
		Consumer Discretionary—12.0%
7,200		BorgWarner, Inc.	$ 469,368
10,000		CBS Corporation – Class “B”	621,400
200		CBS Outdoor Americas, Inc.	6,536
29,200		Comcast Corporation – Special Shares “A”	1,557,236
15,100		CST Brands, Inc.	520,950
9,200		Delphi Automotive, PLC	632,408
36,600		Extended Stay America, Inc.	847,656
29,600		Ford Motor Company	510,304
9,100		Hanesbrands, Inc.	895,804
8,200		Harman International Industries, Inc.	880,926
7,700		Home Depot, Inc.	623,392
7,500		Lear Corporation	669,900
4,550		Lowe’s Companies, Inc.	218,355
7,600		McDonald’s Corporation	765,624
16,900		Newell Rubbermaid, Inc.	523,731
23,100	*	Orient-Express Hotels, Ltd. – Class “A”	335,874
40,800		Regal Entertainment Group – Class “A”	860,880
13,666		Time Warner, Inc.	960,037
1,820	*	Time, Inc.	44,080
2,600		Tupperware Brands Corporation	217,620
6,800		Walt Disney Company	583,032
			12,745,113
		Consumer Staples—8.5%
37,000		Altria Group, Inc.	1,551,780
11,750		Coca-Cola Company	497,730
17,050		CVS Caremark Corporation	1,285,058
4,600		Dr. Pepper Snapple Group, Inc.	269,468
4,200		Kimberly-Clark Corporation	467,124
16,166		Kraft Foods Group, Inc.	969,152
9,800		Nu Skin Enterprises, Inc. – Class “A”	724,808
7,100		PepsiCo, Inc.	634,314
15,000		Philip Morris International, Inc.	1,264,650
11,600		Procter & Gamble Company	911,644
5,300		Wal-Mart Stores, Inc.	397,871
			8,973,599

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Shares		Security	Value
		Energy—10.4%
14,750		Chevron Corporation	$ 1,925,612
18,700		ConocoPhillips	1,603,151
14,700		Devon Energy Corporation	1,167,180
200	*	Enable Midstream Partners, LP	5,238
7,900		Ensco, PLC – Class “A”	439,003
8,700		ExxonMobil Corporation	875,916
13,200		Halliburton Company	937,332
22,100		Marathon Oil Corporation	882,232
4,900		Marathon Petroleum Corporation	382,543
13,100		Occidental Petroleum Corporation	1,344,453
200	*	PBF Logistics, LP	5,504
9,400		Royal Dutch Shell, PLC – Class “A” (ADR)	774,278
16,300		Suncor Energy, Inc.	694,869
			11,037,311
		Financials—15.0%
9,600		ACE, Ltd.	995,520
7,200		American Express Company	683,064
2,900		Ameriprise Financial, Inc.	348,000
21,900		Armada Hoffler Properties, Inc. (REIT)	211,992
22,500		Berkshire Hills Bancorp, Inc.	522,450
26,800		Brixmor Property Group, Inc. (REIT)	615,060
6,122		Chubb Corporation	564,265
11,900		Discover Financial Services	737,562
41,300		Financial Select Sector SPDR Fund (ETF)	939,162
7,200		Invesco, Ltd.	271,800
7,300		iShares S&P U.S. Preferred Stock Index Fund (ETF)	291,343
30,500		JPMorgan Chase & Company	1,757,410
25,600		MetLife, Inc.	1,422,336
25,900		Oritani Financial Corporation	398,601
9,700		PNC Financial Services Group, Inc.	863,785
10,400		Protective Life Corporation	721,032
19,200		Select Income REIT (REIT)	569,088
46,900		Sterling Bancorp	562,800
5,400		Travelers Companies, Inc.	507,978
17,000		U.S. Bancorp	736,440
20,100		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	419,688
31,500		Wells Fargo & Company	1,655,640
24,000		Westfield Financial, Inc.	179,040
			15,974,056

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Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2014

Shares		Security	Value
		Health Care—13.7%
7,900		Abbott Laboratories	$ 323,110
19,800		AbbVie, Inc.	1,117,512
4,620	*	Actavis, PLC	1,030,491
10,100		Baxter International, Inc.	730,230
8,300		Covidien, PLC	748,494
12,350		GlaxoSmithKline, PLC (ADR)	660,478
19,350		Johnson & Johnson	2,024,397
3,960		McKesson Corporation	737,392
36,070		Merck & Company, Inc.	2,086,649
11,100		Omnicare, Inc.	738,927
3,800		Perrigo Company, PLC	553,888
73,285		Pfizer, Inc.	2,175,099
14,700	*	Prestige Brands Holdings, Inc.	498,183
5,500		Thermo Fisher Scientific, Inc.	649,000
15,390		Zoetis, Inc.	496,635
			14,570,485
		Industrials—11.2%
7,050		3M Company	1,009,842
9,400		A.O. Smith Corporation	466,052
18,411		ADT Corporation	643,280
8,800		Altra Industrial Motion Corporation	320,232
3,800		Dover Corporation	345,610
5,800		Eaton Corporation, PLC	447,644
7,500		G&K Services, Inc. – Class “A”	390,525
5,600	*	Generac Holdings, Inc.	272,944
3,100		General Dynamics Corporation	361,305
72,800		General Electric Company	1,913,184
13,500		Honeywell International, Inc.	1,254,825
16,950		ITT Corporation	815,295
23,200		Kforce, Inc.	502,280
4,089		Pentair, PLC	294,899
3,600		Snap-On, Inc.	426,672
4,400	*	TAL International Group, Inc.	195,184
11,725		Tyco International, Ltd.	534,660
6,100		United Parcel Service, Inc. – Class “B”	626,226
9,000		United Technologies Corporation	1,039,050
			11,859,709

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Shares		Security	Value
		Information Technology—10.8%
13,790		Apple, Inc.	$ 1,281,505
3,800		Automatic Data Processing, Inc.	301,264
9,000		Avago Technologies, Ltd.	648,630
57,700		Cisco Systems, Inc.	1,433,845
52,700		Intel Corporation	1,628,430
14,950		Intersil Corporation – Class “A”	223,502
34,200	*	Juniper Networks, Inc.	839,268
26,700		Mentor Graphics Corporation	575,919
18,700		Methode Electronics, Inc.	714,527
16,200		Microchip Technology, Inc.	790,722
44,050		Microsoft Corporation	1,836,885
8,700		QUALCOMM, Inc.	689,040
7,350		TE Connectivity, Ltd.	454,524
			11,418,061

		Materials—4.0%
2,600		Cytec Industries, Inc.	274,092
12,200		Dow Chemical Company	627,812
9,390		DuPont (E.I.) de Nemours & Company	614,482
15,850		Freeport-McMoRan Copper & Gold, Inc.	578,525
16,000		International Paper Company	807,520
9,200		LyondellBasell Industries NV – Class “A”	898,380
5,500		Westlake Chemical Corporation	460,680
			4,261,491
		Telecommunication Services—2.8%
30,410		AT&T, Inc.	1,075,298
38,100		Verizon Communications, Inc.	1,864,233
			2,939,531
		Utilities—4.6%
13,400		American Electric Power Company, Inc.	747,318
7,300		Dominion Resources, Inc.	522,096
6,200		Duke Energy Corporation	459,978
7,200	*	NextEra Energy, Inc.	737,856
14,900		NiSource, Inc.	586,166

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Portfolio of Investments (continued)
EQUITY INCOME FUND
June 30, 2014

Shares or
Principal
Amount		Security	Value
		Utilities (continued)
12,800		Portland General Electric Company	$ 443,776
22,100		PPL Corporation	785,213
14,000		Vectren Corporation	595,000
			4,877,403
Total Value of Common Stocks (cost $68,023,914)			98,656,759
		PREFERRED STOCKS—.5%
		Financials
11,400		Digital Realty Trust, Inc., Series G, 5.875%, 2049 (REIT)	251,256
9,000		Urstadt Biddle Properties, Inc., Series F, 7.125%, 2049 (REIT)	228,690
Total Value of Preferred Stocks (cost $507,929)			479,946
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—4.4%
$ 4,700	M	Federal Home Loan Bank, 0.065%, 7/23/2014 (cost $4,699,813)	4,699,813
Total Value of Investments (cost $73,231,656)		97.9%	103,836,518
Other Assets, Less Liabilities		2.1	2,252,876
Net Assets		100.0%	$106,089,394

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

14

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,656,759	$—	$—	$98,656,759
Preferred Stocks	479,946	—	—	479,946
Short-Term U.S. Government
Agency Obligations	—	4,699,813	—	4,699,813
Total Investments in Securities*	$99,136,705	$4,699,813	$—	$103,836,518

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	15

Fund Expenses (unaudited)
FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,043.42	$4.41
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.48	$4.36

* Expenses are equal to the annualized expense ratio of .87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

16

Portfolio of Investments
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	CORPORATE BONDS—88.7%
	Aerospace/Defense—.5%
$475M	Meccanica Holdings USA, Inc., 6.25%, 7/15/2019 (a)	$ 530,813
	Automotive—2.2%
	American Axle & Manufacturing, Inc.:
400M	6.25%, 3/15/2021	432,000
250M	6.625%, 10/15/2022	275,000
450M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020 (a)	471,375
200M	Jaguar Land Rover Automotive, PLC, 8.125%, 5/15/2021 (a)	226,000
	Oshkosh Corp.:
375M	8.5%, 3/1/2020	406,875
75M	5.375%, 3/1/2022 (a)	77,625
325M	Schaeffler Finance BV, 4.75%, 5/15/2021 (a)	336,375
		2,225,250
	Building Materials—1.9%
	Building Materials Corp.:
475M	6.875%, 8/15/2018 (a)	493,881
250M	7.5%, 3/15/2020 (a)	267,500
200M	Cemex Finance, LLC, 9.375%, 10/12/2022 (a)	236,250
	Cemex SAB de CV:
200M	9.5%, 6/15/2018 (a)	230,000
200M	5.875%, 3/25/2019 (a)	209,500
425M	Griffon Corp., 5.25%, 3/1/2022	423,937
		1,861,068
	Chemicals—1.0%
225M	Huntsman International, LLC, 8.625%, 3/15/2020	244,406
25M	Orion Engineered Carbon Bondco GmbH, 9.625%, 6/15/2018 (a)	27,000
125M	Rayonier AM Products, Inc., 5.5%, 6/1/2024 (a)	127,500
575M	TPC Group, Inc., 8.75%, 12/15/2020 (a)	639,688
		1,038,594
	Consumer Non-Durables—2.8%
450M	Hanesbrands, Inc., 6.375%, 12/15/2020	488,813
	Levi Strauss & Co.:
350M	7.625%, 5/15/2020	378,438
375M	6.875%, 5/1/2022	415,313
	Reynolds Group Issuer, Inc.:
400M	7.125%, 4/15/2019	420,000
550M	5.75%, 10/15/2020	583,000

17

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	Consumer Non-Durables (continued)
	Spectrum Brands Escrow Corp.:
$300M	6.375%, 11/15/2020	$ 324,000
175M	6.625%, 11/15/2022	190,313
		2,799,877
	Energy—16.8%
	AmeriGas Finance, LLC:
50M	6.75%, 5/20/2020	54,500
175M	7%, 5/20/2022	194,687
	Antero Resources Finance Corp.:
100M	6%, 12/1/2020	107,750
125M	5.375%, 11/1/2021	130,156
	Atlas Pipeline Partners, LP:
350M	4.75%, 11/15/2021	344,750
525M	5.875%, 8/1/2023	536,812
	Basic Energy Services, Inc.:
150M	7.75%, 2/15/2019	159,750
350M	7.75%, 10/15/2022	392,875
	Berry Petroleum Co.:
90M	6.75%, 11/1/2020	95,175
300M	6.375%, 9/15/2022	321,000
	Calumet Specialty Products Partners, LP:
325M	9.625%, 8/1/2020	376,187
150M	6.5%, 4/15/2021 (a)	153,750
75M	7.625%, 1/15/2022	81,000
	Chesapeake Energy Corp.:
275M	7.25%, 12/15/2018	325,875
125M	6.625%, 8/15/2020	144,375
250M	6.875%, 11/15/2020	291,250
200M	5.75%, 3/15/2023	223,240
	CONSOL Energy, Inc.:
625M	8.25%, 4/1/2020	679,687
175M	5.875%, 4/15/2022 (a)	183,750
350M	Crestwood Midstream Partners, LP, 6%, 12/15/2020	369,250
550M	Eagle Rock Energy Partners, LP, 8.375%, 6/1/2019	596,750
375M	El Paso Corp., 6.5%, 9/15/2020	417,187
350M	Energy XXI Gulf Coast, Inc., 7.5%, 12/15/2021	376,250
200M	Enquest, PLC, 7%, 4/15/2022 (a)	206,875
415M	Expro Finance Luxembourg SCA, 8.5%, 12/15/2016 (a)	435,231
175M	Exterran Partners, LP, 6%, 10/1/2022 (a)	178,500
50M	Ferrellgas Partners, LP, 6.75%, 1/15/2022 (a)	52,500

18

Principal
Amount	Security	Value
	Energy (continued)
$175M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021 (a)	$186,375
300M	Gibson Energy, Inc., 6.75%, 7/15/2021 (a)	326,250
	Kinder Morgan, Inc.:
100M	5%, 2/15/2021 (a)	104,250
225M	5.625%, 11/15/2023 (a)	232,313
250M	Laredo Petroleum, Inc., 5.625%, 1/15/2022	259,688
	Legacy Reserves, LP:
400M	8%, 12/1/2020	432,000
225M	6.625%, 12/1/2021	229,500
175M	6.625%, 12/1/2021 (a)	178,500
	Linn Energy, LLC:
75M	6.5%, 5/15/2019	79,500
225M	6.25%, 11/1/2019	236,813
175M	8.625%, 4/15/2020	189,875
300M	7.75%, 2/1/2021	325,125
300M	McDermott Finance, LLC, 8%, 5/1/2021 (a)	309,750
375M	Memorial Production Partners, LP, 7.625%, 5/1/2021	394,219
475M	Northern Blizzard Resources, Inc., 7.25%, 2/1/2022 (a)	489,844
	NuStar Logistics, LP:
200M	6.75%, 2/1/2021	223,000
50M	4.8%, 9/1/2020	51,000
	Offshore Group Investment, Ltd.:
525M	7.5%, 11/1/2019	557,813
150M	7.125%, 4/1/2023	153,000
225M	Pacific Drilling SA, 5.375%, 6/1/2020 (a)	221,625
200M	PetroLogistics, LP, 6.25%, 4/1/2020	219,000
200M	Pioneer Energy Services Corp., 6.125%, 3/15/2022 (a)	207,750
600M	Rain CII Carbon, LLC, 8.25%, 1/15/2021 (a)	633,000
150M	Regency Energy Partners, LP, 5.875%, 3/1/2022	163,313
400M	RKI Exploration and Production, LLC, 8.5%, 8/1/2021 (a)	436,000
	Sabine Pass Liquefaction, LLC:
500M	6.25%, 3/15/2022 (a)	544,375
225M	5.625%, 4/15/2023 (a)	235,125
325M	5.75%, 5/15/2024 (a)	339,219
150M	Samson Investment Co., 10.75%, 2/15/2020 (a)	158,813
275M	SandRidge Energy, Inc., 7.5%, 2/15/2023	299,750
75M	Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (a)	76,969
	SM Energy Co.:
150M	6.5%, 11/15/2021	163,125
75M	6.5%, 1/1/2023	81,563

19

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	Energy (continued)
$ 57M	Suburban Propane Partners, LP, 7.375%, 8/1/2021	$ 62,273
150M	Ultra Petroleum Corp., 5.75%, 12/15/2018 (a)	157,875
425M	Unit Corp., 6.625%, 5/15/2021	455,813
		16,843,515
	Financials—3.3%
	Ally Financial, Inc.:
450M	6.25%, 12/1/2017	504,000
175M	4.75%, 9/10/2018	186,156
700M	8%, 3/15/2020	852,250
175M	8%, 11/1/2031	224,437
100M	CNH Capital, LLC, 6.25%, 11/1/2016	109,000
	General Motors Financial Co., Inc.:
75M	3.25%, 5/15/2018	76,312
25M	4.25%, 5/15/2023	25,031
	International Lease Finance Corp.:
650M	8.75%, 3/15/2017	756,844
275M	8.25%, 12/15/2020	340,313
200M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021 (a)	207,500
		3,281,843
	Food/Beverage/Tobacco—3.0%
275M	B&G Foods, Inc., 4.625%, 6/1/2021	276,375
600M	Barry Callebaut Services SA, 5.5%, 6/15/2023 (a)	637,320
98M	Chiquita Brands International, Inc., 7.875%, 2/1/2021	107,065
450M	Darling Ingredients, Inc., 5.375%, 1/15/2022 (a)	468,562
200M	JBS Investments GmbH, 7.25%, 4/3/2024 (a)	207,500
	JBS USA, LLC:
225M	7.25%, 6/1/2021 (a)	242,438
250M	5.875%, 7/15/2024 (a)	250,000
	Post Holdings, Inc.:
250M	6.75%, 12/1/2021 (a)	266,250
150M	6%, 12/15/2022 (a)	153,188
200M	Sun Merger Sub, Inc., 5.875%, 8/1/2021 (a)	212,000
175M	Treehouse Foods, Inc., 4.875%, 3/15/2022	180,250
		3,000,948
	Food/Drug—.2%
200M	BI-LO, LLC, 8.625%, 9/15/2018 (a)	203,500

20

Principal
Amount	Security	Value
	Forest Products/Containers—3.7%
	Ardagh Packaging Finance, PLC:
$400M	7.375%, 10/15/2017 (a)	$ 422,370
225M	6%, 6/30/2021 (a)(b)	225,844
150M	Ball Corp., 4%, 11/15/2023	143,625
325M	Clearwater Paper Corp., 7.125%, 11/1/2018	342,875
400M	CROWN Americas, LLC, 4.5%, 1/15/2023	391,600
600M	Greif, Inc., 7.75%, 8/1/2019	693,000
	Sealed Air Corp.:
175M	8.125%, 9/15/2019 (a)	193,594
450M	6.5%, 12/1/2020 (a)	508,500
165M	8.375%, 9/15/2021 (a)	189,750
150M	Silgan Holdings, Inc., 5%, 4/1/2020	154,500
374M	Tekni-Plex, Inc., 9.75%, 6/1/2019 (a)	419,815
		3,685,473
	Gaming/Leisure—1.9%
375M	24 Hour Holdings III, LLC, 8%, 6/1/2022 (a)	375,000
	GLP Capital, LP:
250M	4.875%, 11/1/2020 (a)	258,125
150M	5.375%, 11/1/2023 (a)	156,375
175M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021 (a)	186,266
450M	National CineMedia, LLC, 7.875%, 7/15/2021	490,500
225M	Regal Entertainment Group, 5.75%, 3/15/2022	234,563
200M	Six Flags Entertainment Corp., 5.25%, 1/15/2021 (a)	205,500
		1,906,329
	Health Care—6.6%
	Aviv Healthcare Properties, LP:
115M	7.75%, 2/15/2019	123,050
100M	6%, 10/15/2021	106,500
650M	Biomet, Inc., 6.5%, 8/1/2020	703,625
	Community Health Systems, Inc.:
250M	5.125%, 8/15/2018	262,812
300M	8%, 11/15/2019	329,250
325M	7.125%, 7/15/2020	352,219
75M	5.125%, 8/1/2021 (a)	77,250
450M	Endo Finance Co., 5.75%, 1/15/2022 (a)	460,125
150M	Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/2019 (a)	164,250

21

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	Health Care (continued)
	HCA, Inc.:
$ 75M	8%, 10/1/2018	$ 88,875
175M	6.5%, 2/15/2020	197,312
25M	7.25%, 9/15/2020	26,844
175M	6.25%, 2/15/2021	188,344
275M	7.75%, 5/15/2021	302,156
375M	7.5%, 2/15/2022	433,594
	HealthSouth Corp.:
225M	8.125%, 2/15/2020	242,156
99M	7.75%, 9/15/2022	108,529
250M	NBTY, Inc., 9%, 10/1/2018	265,625
450M	Tenet Healthcare Corp., 6.75%, 2/1/2020	490,500
389M	Universal Hospital Services, Inc., 7.625%, 8/15/2020	409,423
	Valeant Pharmaceuticals International, Inc.:
200M	6.875%, 12/1/2018 (a)	210,000
600M	6.375%, 10/15/2020 (a)	639,750
175M	5.625%, 12/1/2021 (a)	180,469
275M	WellCare Health Plans, Inc., 5.75%, 11/15/2020	294,250
		6,656,908
	Information Technology—3.7%
	Activision Blizzard, Inc.:
125M	5.625%, 9/15/2021 (a)	135,000
50M	6.125%, 9/15/2023 (a)	55,125
	Advanced Micro Devices, Inc.:
50M	6.75%, 3/1/2019 (a)	53,437
50M	7.75%, 8/1/2020	53,562
425M	7.5%, 8/15/2022	460,594
100M	7%, 7/1/2024 (a)	102,375
	Audatex North America, Inc.:
575M	6%, 6/15/2021 (a)	616,687
125M	6.125%, 11/1/2023 (a)	134,062
25M	Belden, Inc., 5.25%, 7/15/2024 (a)	25,312
250M	CommScope, Inc., 5%, 6/15/2021 (a)	256,250
200M	CyrusOne, LP, 6.375%, 11/15/2022	216,500
250M	Denali Borrower, LLC, 5.625%, 10/15/2020 (a)	265,625
275M	Equinix, Inc., 7%, 7/15/2021	304,906
350M	IAC/InterActiveCorp, 4.875%, 11/30/2018	366,625
450M	Lender Processing Services, Inc., 5.75%, 4/15/2023	484,875
150M	Micron Technology, Inc., 5.875%, 2/15/2022 (a)	161,250
		3,692,185

22

Principal
Amount	Security	Value
	Manufacturing—4.3%
	Bombardier, Inc.:
$325M	7.5%, 3/15/2018 (a)	$ 368,062
150M	4.75%, 4/15/2019 (a)	152,812
250M	7.75%, 3/15/2020 (a)	283,787
250M	6%, 10/15/2022 (a)	256,562
225M	6.125%, 1/15/2023 (a)	232,875
425M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021 (a)	454,750
515M	Case New Holland, Inc., 7.875%, 12/1/2017	602,550
325M	Dematic SA, 7.75%, 12/15/2020 (a)	350,187
300M	EDP Finance BV, 6%, 2/2/2018 (a)	330,747
325M	H&E Equipment Services, Inc., 7%, 9/1/2022	360,750
	Rexel SA:
675M	6.125%, 12/15/2019 (a)	717,188
200M	5.25%, 6/15/2020 (a)	209,000
		4,319,270
	Media-Broadcasting—3.1%
325M	Allbritton Communication Co., 8%, 5/15/2018	340,437
	Belo Corp.:
100M	7.75%, 6/1/2027	111,000
25M	7.25%, 9/15/2027	27,000
225M	Block Communications, Inc., 7.25%, 2/1/2020 (a)	240,750
150M	Crown Media Holdings, Inc., 10.5%, 7/15/2019	169,687
300M	LIN Television Corp., 8.375%, 4/15/2018	315,000
425M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	460,063
	Sinclair Television Group, Inc.:
475M	5.375%, 4/1/2021	480,344
125M	6.375%, 11/1/2021	133,594
	Sirius XM Radio, Inc.:
375M	5.75%, 8/1/2021 (a)	395,625
100M	4.625%, 5/15/2023 (a)	96,000
325M	6%, 7/15/2024 (a)	338,813
		3,108,313
	Media-Cable TV—6.4%
200M	Altice SA, 7.75%, 5/15/2022 (a)	214,000
	Cablevision Systems Corp.:
300M	8.625%, 9/15/2017	349,875
375M	7.75%, 4/15/2018	425,156

23

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	Media-Cable TV (continued)
	CCO Holdings, LLC:
$250M	7%, 1/15/2019	$ 264,375
175M	7.375%, 6/1/2020	191,187
75M	5.25%, 3/15/2021	77,156
100M	5.125%, 2/15/2023	101,250
600M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020 (a)	640,500
	Clear Channel Worldwide Holdings, Inc.:
25M	7.625%, 3/15/2020 Series “A”	26,875
125M	7.625%, 3/15/2020 Series “B”	135,469
150M	6.5%, 11/15/2022 Series “A”	160,875
325M	6.5%, 11/15/2022 Series “B”	351,812
	DISH DBS Corp.:
700M	7.875%, 9/1/2019	833,000
125M	5%, 3/15/2023	127,656
400M	Gray Television, Inc., 7.5%, 10/1/2020	433,000
450M	Harron Communications, LP, 9.125%, 4/1/2020 (a)	504,000
225M	Midcontinent Communications Corp., 6.25%, 8/1/2021 (a)	234,000
400M	Nara Cable Funding, Ltd., 8.875%, 12/1/2018 (a)	429,000
	Numericable Group SA:
425M	6%, 5/15/2022 (a)	442,531
200M	6.25%, 5/15/2024 (a)	209,000
200M	VTR Finance BV, 6.875%, 1/15/2024 (a)	215,248
		6,365,965
	Media-Diversified—.6%
	Gannett Co., Inc.:
225M	5.125%, 7/15/2020 (a)	232,031
225M	6.375%, 10/15/2023 (a)	240,750
175M	Lamar Media Corp., 5.375%, 1/15/2024 (a)	182,000
		654,781
	Metals/Mining—7.4%
650M	Alcoa, Inc., 6.15%, 8/15/2020	735,290
550M	Aleris International, Inc., 7.875%, 11/1/2020	574,750
	ArcelorMittal:
400M	6.125%, 6/1/2018	440,000
575M	10.35%, 6/1/2019	738,875
250M	6.75%, 2/25/2022	281,250
	Arch Coal, Inc.:
50M	7%, 6/15/2019	38,125
325M	7.25%, 10/1/2020	244,562
325M	7.25%, 6/15/2021	238,875

24

Principal
Amount	Security	Value
	Metals/Mining (continued)
	FMG Resources (August 2006) Property, Ltd.:
$475M	6.875%, 2/1/2018 (a)	$ 499,937
175M	8.25%, 11/1/2019 (a)	191,187
600M	JMC Steel Group, 8.25%, 3/15/2018 (a)	615,000
150M	Kaiser Aluminum Corp., 8.25%, 6/1/2020	169,500
	Novelis, Inc.:
825M	8.375%, 12/15/2017	880,481
175M	8.75%, 12/15/2020	195,125
	Peabody Energy Corp.:
275M	6%, 11/15/2018	288,063
550M	6.5%, 9/15/2020	556,875
100M	7.875%, 11/1/2026	105,250
	Steel Dynamics, Inc.:
175M	6.125%, 8/15/2019	191,188
100M	6.375%, 8/15/2022	109,250
250M	Wise Metals Group, LLC, 8.75%, 12/15/2018 (a)	272,500
		7,366,083
	Real Estate Investment Trusts—.4%
100M	CTR Partnership, 5.875%, 6/1/2021 (a)	101,250
277M	Taylor Morrison Communities, Inc., 7.75%, 4/15/2020 (a)	304,008
		405,258
	Retail-General Merchandise—1.9%
275M	Group 1 Automotive, Inc., 5%, 6/1/2022 (a)	276,375
375M	Landry’s, Inc., 9.375%, 5/1/2020 (a)	414,375
450M	Limited Brands, Inc., 8.5%, 6/15/2019	554,625
275M	Michaels Stores, Inc., 7.75%, 11/1/2018	291,500
300M	Party City Holdings, Inc., 8.875%, 8/1/2020	333,750
		1,870,625
	Services—5.3%
	ADT Corp.:
575M	3.5%, 7/15/2022	524,687
75M	4.125%, 6/15/2023	69,375
175M	APX Group, Inc., 6.375%, 12/1/2019	182,437
400M	Ashtead Capital, Inc., 6.5%, 7/15/2022 (a)	439,000
225M	CoreLogic, Inc., 7.25%, 6/1/2021	244,406

25

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	Services (continued)
	Covanta Holding Corp.:
$125M	7.25%, 12/1/2020	$ 136,875
300M	6.375%, 10/1/2022	327,000
175M	Geo Group, Inc., 5.875%, 1/15/2022	184,625
	Iron Mountain, Inc.:
225M	7.75%, 10/1/2019	247,219
450M	5.75%, 8/15/2024	465,750
575M	Live Nation Entertainment, Inc., 7%, 9/1/2020 (a)	632,500
500M	LKQ Corp., 4.75%, 5/15/2023	495,500
175M	Monitronics International, Inc., 9.125%, 4/1/2020	187,688
	PHH Corp.:
275M	7.375%, 9/1/2019	315,563
175M	6.375%, 8/15/2021	185,500
375M	Reliance Intermediate Holdings, LP, 9.5%, 12/15/2019 (a)	406,875
275M	Safway Group Holding, LLC, 7%, 5/15/2018 (a)	292,875
		5,337,875
	Telecommunications—6.0%
	CenturyLink, Inc.:
100M	5.625%, 4/1/2020	106,250
200M	5.8%, 3/15/2022	209,250
175M	6.75%, 12/1/2023	192,062
	Citizens Communications Co.:
725M	7.125%, 3/15/2019	826,500
300M	9%, 8/15/2031	324,750
350M	GCI, Inc., 8.625%, 11/15/2019	371,000
250M	Inmarsat Finance, PLC, 4.875%, 5/15/2022 (a)	253,125
	Intelsat Jackson Holdings SA:
450M	7.25%, 4/1/2019	480,375
150M	8.5%, 11/1/2019	159,938
250M	7.25%, 10/15/2020	270,000
100M	PAETEC Holding Corp., 9.875%, 12/1/2018	108,100
	Sprint Capital Corp.:
175M	6.9%, 5/1/2019	193,813
375M	6.875%, 11/15/2028	380,625
225M	Telesat Canada, 6%, 5/15/2017 (a)	232,313
	Wind Acquisition Finance SA:
200M	7.25%, 2/15/2018 (a)	211,500
275M	4.75%, 7/15/2020 (a)(b)	277,750
675M	7.375%, 4/23/2021 (a)	722,250

26

Principal
Amount	Security	Value
	Telecommunications (continued)
	Windstream Corp.:
$225M	7.875%, 11/1/2017	$ 260,156
325M	7.75%, 10/15/2020	353,844
100M	6.375%, 8/1/2023	101,750
		6,035,351
	Transportation—.9%
	Aircastle, Ltd.:
75M	4.625%, 12/15/2018	77,437
775M	6.25%, 12/1/2019	852,500
		929,937
	Utilities—2.0%
	AES Corp.:
13M	8%, 10/15/2017	15,177
125M	8%, 6/1/2020	150,937
275M	7.375%, 7/1/2021	323,125
200M	5.5%, 3/15/2024	205,500
100M	Dynegy, Inc., 5.875%, 6/1/2023	101,250
128M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020	146,640
400M	InterGen NV, 7%, 6/30/2023 (a)	415,000
200M	NRG Energy, Inc., 6.25%, 5/1/2024 (a)	209,250
398M	NSG Holdings, LLC, 7.75%, 12/15/2025 (a)	431,830
		1,998,709
	Waste Management—.3%
275M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020	297,687
	Wireless Communications—2.5%
325M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020	348,156
	Sprint Nextel Corp.:
100M	9.125%, 3/1/2017	117,375
175M	8.375%, 8/15/2017	204,969
525M	7%, 8/15/2020	583,406
225M	6%, 11/15/2022	230,625
	T-Mobile USA, Inc.:
450M	6.25%, 4/1/2021	479,813
450M	6.625%, 4/1/2023	490,500
		2,454,844
Total Value of Corporate Bonds (cost $84,574,334)		88,871,001

27

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Principal
Amount	Security	Value
	LOAN PARTICIPATIONS†—8.6%
	Automotive—.2%
$225M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021	$ 225,000
	Chemicals—.4%
371M	Axalta Coating Systems Dutch Holdings BBV, 4%, 2/1/2020	371,853
	Energy—1.5%
496M	Drillships Financing Holding, Inc., 6%, 3/31/2021	504,314
125M	Fieldwood Energy, LLC, 8.375%, 9/30/2020	129,238
300M	Jonah Energy, LLC, 7.5%, 5/12/2021	304,125
300M	McDermott Finance, LLC, 5.25%, 4/16/2019	304,125
225M	Samson Investment Co., 5%, 9/25/2018	225,609
		1,467,411
	Financial Services—.4%
400M	Ocwen Loan Servicing Corp., 5%, 2/15/2018	402,937
	Food/Drug—1.5%
495M	Albertson’s, LLC, 4.75%, 3/21/2019	497,800
430M	Rite Aid Corp., 4.875%, 6/21/2021	435,779
200M	Stater Brothers Markets, Inc., 4.75%, 5/12/2021	201,750
334M	Supervalu, Inc., 4.5%, 3/21/2019	334,877
		1,470,206
	Gaming/Leisure—.2%
223M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020	222,425
	Health Care—.1%
147M	Community Health Systems, Inc., 4.25%, 1/27/2021	148,391
	Information Technology—1.4%
234M	ARRIS Enterprises, Inc., 3.5%, 4/17/2020	233,675
500M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	502,000
647M	BMC Software Finance, Inc., 5%, 9/10/2020	646,245
		1,381,920
	Manufacturing—.5%
462M	Gardner Denver, Inc., 4.25%, 7/30/2020	461,833

28

Principal
Amount	Security	Value
	Media-Diversified—.8%
$150M	Kasima, LLC, 3.25%, 5/17/2021	$ 149,906
672M	Tribune Co., 4%, 12/27/2020	674,396
		824,302
	Metals/Mining—.5%
368M	Arch Coal, Inc., 6.25%, 5/16/2018	361,192
170M	Oxbow Carbon, LLC, 8%, 1/19/2020	174,108
		535,300
	Retail-General Merchandise—.8%
299M	General Nutrition Centers, Inc., 3.25%, 3/4/2019	296,884
500M	Men’s Wearhouse, Inc., 4.5%, 6/18/2021 (b)	503,021
		799,905
	Services—.3%
150M	Allied Security Holdings, LLC, 4.25%, 2/12/2021 (b)	149,409
85M	Brickman Group, Ltd., LLC, 4%, 12/18/2020	83,901
125M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021	125,781
		359,091
Total Value of Loan Participations (cost $8,587,562)		8,670,574
	PASS THROUGH CERTIFICATES—.4%
	Transportation
390M	American Airlines, Series “B” PTT, 5.6%, 7/15/2020
	(cost $396,823) (a)	409,266
Total Value of Investments (cost $93,558,719)	97.7%	97,950,841
Other Assets, Less Liabilities	2.3	2,264,584
Net Assets	100.0%	$100,215,425

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).
(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).
†	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at June 30, 2014.

Summary of Abbreviations:

PTT	Pass Through Trust

29

Portfolio of Investments (continued)
FUND FOR INCOME
June 30, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$88,871,001	$—	$88,871,001
Loan Participations	—	8,670,574	—	8,670,574
Pass Through Certificates	—	409,266	—	409,266
Total Investments in Securities*	$—	$97,950,841	$—	$97,950,841

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

30

The following is a reconciliation of the Fund’s investments valued using Level 3 inputs for the period:

	Investments	Investments
	in Corporate	in Common
	Bonds	Stocks	Total
Balance, December 31, 2013	$—	$—	$—
Purchases	—	—	—
Sales	—	—	—
Change in unrealized
appreciation	613,500	97,360	710,860
Realized loss	(613,500)	(97,360)	(710,860)
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Balance, June 30, 2014	$—	$—	$—

See notes to financial statements	31

Fund Expenses (unaudited)
GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,021.03	$3.81
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.02	$3.81

* Expenses are equal to the annualized expense ratio of .76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

32

Portfolio of Investments
GOVERNMENT FUND
June 30, 2014

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—52.6%
	Fannie Mae—29.5%
$1,261M	2.5%, 9/1/2023 – 11/1/2023	$ 1,302,610
1,450M	3%, 7/1/2021 – 10/1/2027	1,508,528
2,479M	3.5%, 7/17/2029 – 7/14/2044 (a)	2,571,790
1,789M	4%, 3/1/2029 – 4/1/2044	1,904,843
515M	4.5%, 11/1/2040 – 8/1/2041	558,722
243M	5%, 4/1/2040	271,585
619M	5.5%, 7/1/2034 – 10/1/2039	698,328
178M	9%, 11/1/2026	205,515
31M	11%, 10/1/2015	31,858
		9,053,779
	Freddie Mac—2.4%
680M	4%, 11/1/2040 – 12/1/2040	727,203
	Government National Mortgage Association I
	Program—20.7%
896M	4%, 11/15/2025 – 8/15/2041	960,089
1,622M	4.5%, 12/15/2039 – 6/15/2040	1,773,183
2,304M	5%, 6/15/2033 – 4/15/2040	2,561,178
753M	5.5%, 2/15/2033 – 11/15/2038	846,661
190M	6%, 11/15/2032 – 4/15/2036	218,560
		6,359,671
Total Value of Residential Mortgage-Backed Securities (cost $15,739,248)		16,140,653
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—24.4%
	Fannie Mae:
500M	0.875%, 5/21/2018	491,795
2,450M	1.625%, 11/27/2018	2,464,159
	Federal Farm Credit Bank:
1,000M	4.875%, 1/17/2017	1,107,203
300M	2.79%, 11/12/2020	301,901
1,250M	Federal Home Loan Bank, 5.375%, 5/18/2016	1,365,094
	Freddie Mac:
800M	0.875%, 3/7/2018	788,862
1,000M	1.25%, 8/1/2019	979,050
Total Value of U.S. Government Agency Obligations (cost $7,672,319)		7,498,064

33

Portfolio of Investments (continued)
GOVERNMENT FUND
June 30, 2014

Principal
Amount	Security	Value
	U.S. GOVERNMENT OBLIGATIONS—14.6%
$ 279M	FDA Queens, LP, 6.99%, 6/15/2017 (b)	$ 303,222
	U.S. Treasury Notes:
2,700M	1.5%, 5/31/2019	2,686,605
700M	2.25%, 3/31/2021	707,629
800M	2.5%, 5/15/2024	798,938
Total Value of U.S. Government Obligations (cost $4,517,163)		4,496,394
	COMMERCIAL MORTGAGE-BACKED
	SECURITIES—3.4%
	Fannie Mae—1.8%
500M	3.84%, 5/1/2018	540,820
	Federal Home Loan Mortgage Corporation—1.6%
500M	Multi Family Structured Pass Through 2.13%, 1/25/2019	508,204
Total Value of Commercial Mortgage-Backed Securities (cost $1,060,078)		1,049,024
	COLLATERALIZED MORTGAGE
	OBLIGATIONS—2.1%
602M	Fannie Mae 4%, 2/25/2025 (cost $648,631)	650,160
	CORPORATE BONDS—1.4%
	Financial
447M	Excalibur One 77B, LLC, 1.492%, 1/1/2025 (cost $445,272)	428,019
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—2.6%
800M	Federal Home Loan Bank, 0.055%, 7/11/2014 (cost $799,988)	799,988
Total Value of Investments (cost $30,882,699)	101.1%	31,062,302
Excess of Liabilities Over Other Assets	(1.1)	(338,855)
Net Assets	100.0%	$30,723,447

(a) A portion or all of the security purchased on a when-issued or delayed delivery basis (see
Note 1G).
(b) Security exempt from registration under Rule 144A of Securities Act of 1933 (see Note 5).

34

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$16,140,653	$—	$16,140,653
U.S. Government Agency
Obligations	—	7,498,064	—	7,498,064
U.S. Government Obligations	—	4,496,394	—	4,496,394
Commercial Mortgage-Backed
Securities		1,049,024		1,049,024
Collateralized Mortgage
Obligations	—	650,160	—	650,160
Corporate Bonds	—	428,019	—	428,019
Short-Term U.S. Government
Agency Obligations	—	799,988	—	799,988
Total Investments in Securities	$—	$31,062,302	$—	$31,062,302

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	35

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,053.09	$4.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.87	$3.96

* Expenses are equal to the annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

36

Portfolio of Investments
GROWTH & INCOME FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—99.8%
		Consumer Discretionary—14.4%
55,100		Best Buy Company, Inc.	$ 1,708,651
68,600		BorgWarner, Inc.	4,472,034
104,900		CBS Corporation – Class “B”	6,518,486
12,800		Dana Holding Corporation	312,576
82,600		Delphi Automotive, PLC	5,677,924
64,700		Extended Stay America, Inc.	1,498,452
135,300		Ford Motor Company	2,332,572
36,400		GNC Holdings, Inc. – Class “A”	1,241,240
40,700		Harman International Industries, Inc.	4,372,401
48,700		Home Depot, Inc.	3,942,752
73,200	*	Jarden Corporation	4,344,420
85,600		L Brands, Inc.	5,021,296
50,500		Lear Corporation	4,510,660
42,200		Macy’s, Inc.	2,448,444
27,000		McDonald’s Corporation	2,719,980
88,300		Newell Rubbermaid, Inc.	2,736,417
83,500	*	Orient-Express Hotels, Ltd. – Class “A”	1,214,090
24,700		Penske Automotive Group, Inc.	1,222,650
121,200		Pier 1 Imports, Inc.	1,867,692
7,200	*	Steiner Leisure, Ltd.	311,688
34,200	*	TRW Automotive Holdings Corporation	3,061,584
31,700		Tupperware Brands Corporation	2,653,290
1,400	*	Vince Holding Corporation	51,268
43,500		Walt Disney Company	3,729,690
37,700		Wyndham Worldwide Corporation	2,854,644
			70,824,901
		Consumer Staples—8.1%
121,800		Altria Group, Inc.	5,108,292
67,500		Avon Products, Inc.	986,175
116,778		Coca-Cola Company	4,946,716
77,100		CVS Caremark Corporation	5,811,027
37,700		Herbalife, Ltd.	2,433,158
81,400		Nu Skin Enterprises, Inc. – Class “A”	6,020,344
27,800		PepsiCo, Inc.	2,483,652

37

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2014

Shares		Security	Value
		Consumer Staples (continued)
74,300		Philip Morris International, Inc.	$ 6,264,233
28,400		Procter & Gamble Company	2,231,956
43,050		Wal-Mart Stores, Inc.	3,231,764
			39,517,317
		Energy—11.1%
37,800		Anadarko Petroleum Corporation	4,137,966
39,000		Chevron Corporation	5,091,450
62,100		ConocoPhillips	5,323,833
66,700		Devon Energy Corporation	5,295,980
38,700		Ensco, PLC – Class “A”	2,150,559
62,200		ExxonMobil Corporation	6,262,296
27,100		Hess Corporation	2,679,919
94,222		Marathon Oil Corporation	3,761,342
38,611		Marathon Petroleum Corporation	3,014,361
43,550		National Oilwell Varco, Inc.	3,586,343
66,500		Noble Corporation, PLC	2,231,740
27,200		Occidental Petroleum Corporation	2,791,536
31,050		Phillips 66	2,497,352
13,100		Schlumberger, Ltd.	1,545,145
96,907		Suncor Energy, Inc.	4,131,145
			54,500,967
		Financials—9.8%
61,906		American Express Company	5,873,022
37,700		Ameriprise Financial, Inc.	4,524,000
29,500		Armada Hoffler Properties, Inc. (REIT)	285,560
144,100		Brixmor Property Group, Inc. (REIT)	3,307,095
73,943		Discover Financial Services	4,582,987
27,100		Financial Select Sector SPDR Fund (ETF)	616,254
50,600	*	Health Insurance Innovations, Inc. – Class “A”	623,392
22,900		Invesco, Ltd.	864,475
106,788		JPMorgan Chase & Company	6,153,125
27,100		MetLife, Inc.	1,505,676
27,000		Morgan Stanley	872,910
44,600		PNC Financial Services Group, Inc.	3,971,630
7,000		SPDR S&P 500 ETF Trust (ETF)	1,370,040
27,000		SPDR S&P Regional Banking (ETF)	1,088,640

38

Shares		Security	Value
		Financials (continued)
182,479		Sunstone Hotel Investors, Inc. (REIT)	$ 2,724,411
96,100		U.S. Bancorp	4,163,052
106,800		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	2,229,984
63,967		Wells Fargo & Company	3,362,106
			48,118,359
		Health Care—16.6%
107,800		Abbott Laboratories	4,409,020
62,400		AbbVie, Inc.	3,521,856
40,700	*	Actavis, PLC	9,078,135
47,530		Baxter International, Inc.	3,436,419
19,500		Covidien, PLC	1,758,510
53,822	*	Express Scripts Holding Company	3,731,479
135,000	*	Gilead Sciences, Inc.	11,192,850
73,075		Johnson & Johnson	7,645,106
2,612	*	Mallinckrodt, PLC	209,012
19,300		McKesson Corporation	3,593,853
88,143		Merck & Company, Inc.	5,099,073
67,400	*	Mylan, Inc.	3,475,144
50,600		Omnicare, Inc.	3,368,442
224,393		Pfizer, Inc.	6,659,984
29,900	*	Phibro Animal Health Corporation – Class “A”	656,305
36,300	*	Salix Pharmaceuticals, Ltd.	4,477,605
69,943		Thermo Fisher Scientific, Inc.	8,253,274
28,072		Zoetis, Inc.	905,883
			81,471,950
		Industrials—12.8%
47,094		3M Company	6,745,745
81,200		ADT Corporation	2,837,128
67,800		Altra Industrial Motion Corporation	2,467,242
24,400		Armstrong World Industries, Inc.	1,401,292
20,700	*	Caterpillar, Inc.	2,249,469
21,837		Chicago Bridge & Iron Company NV – NY Shares	1,489,283
37,700		Dover Corporation	3,428,815
62,300	*	Generac Holdings, Inc.	3,036,502
104,196		General Electric Company	2,738,271
20,100	*	Greenbrier Companies, Inc.	1,157,760
56,900		Honeywell International, Inc.	5,288,855
57,800		ITT Corporation	2,780,180
5,600		Lockheed Martin Corporation	900,088

39

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2014

Shares		Security	Value
		Industrials (continued)
10,887	*	NOW, Inc.	$ 394,218
33,796		Pentair, PLC	2,437,368
39,000		Ryder System, Inc.	3,435,510
27,000		Snap-On, Inc.	3,200,040
54,700	*	TAL International Group, Inc.	2,426,492
29,800		Textainer Group Holdings, Ltd.	1,150,876
90,400		Textron, Inc.	3,461,416
74,000		Tyco International, Ltd.	3,374,400
16,000	*	United Rentals, Inc.	1,675,680
41,600		United Technologies Corporation	4,802,720
			62,879,350
		Information Technology—19.8%
94,850		Apple, Inc.	8,814,410
105,700	*	ARRIS Group, Inc.	3,438,421
64,200		Avago Technologies, Ltd.	4,626,894
54,400	*	Blackhawk Network Holdings, Inc.	1,535,168
108,525		CDW Corporation	3,459,777
234,900		Cisco Systems, Inc.	5,837,265
26,900	*	eBay, Inc.	1,346,614
216,400		EMC Corporation	5,699,976
128,500		Hewlett-Packard Company	4,327,880
157,000		Intel Corporation	4,851,300
41,000		International Business Machines Corporation	7,432,070
73,900		Intersil Corporation – Class “A”	1,104,805
161,700	*	Juniper Networks, Inc.	3,968,118
169,700		Mentor Graphics Corporation	3,660,429
94,000		Methode Electronics, Inc.	3,591,740
195,400		Microsoft Corporation	8,148,180
48,600	*	NXP Semiconductors NV	3,216,348
94,100		Oracle Corporation	3,813,873
40,300	*	PTC, Inc.	1,563,640
78,088		QUALCOMM, Inc.	6,184,570
123,160		Symantec Corporation	2,820,364
14,800	*	Synaptics, Inc.	1,341,472
26,900	*	Take-Two Interactive Software, Inc.	598,256
61,100		TE Connectivity, Ltd.	3,778,424
57,000	*	Yahoo!, Inc.	2,002,410
			97,162,404

40

Shares	Security		Value
	Materials—4.8%
35,000	Celanese Corporation – Series “A”		$ 2,249,800
29,700	Cytec Industries, Inc.		3,130,974
115,840	Freeport-McMoRan Copper & Gold, Inc.		4,228,160
65,900	International Paper Company		3,325,973
63,200	LyondellBasell Industries NV – Class “A”		6,171,480
10,900	Praxair, Inc.		1,447,956
10,500	Rock-Tenn Company – Class “A”		1,108,695
36,350	RPM International, Inc.		1,678,643
			23,341,681
	Telecommunication Services—2.1%
128,300	AT&T, Inc.		4,536,688
114,400	Verizon Communications, Inc.		5,597,592
			10,134,280
	Utilities—.3%
40,800	NiSource, Inc.		1,605,072
Total Value of Common Stocks (cost $275,786,658)		99.8%	489,556,281
Other Assets, Less Liabilities		.2	840,899
Net Assets		100.0%	$490,397,180

* Non-income producing

Summary of Abbreviations:

ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

41

Portfolio of Investments (continued)
GROWTH & INCOME FUND
June 30, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$489,556,281	$—	$—	$489,556,281

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

42	See notes to financial statements

Fund Expenses (unaudited)
INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,077.34	$4.79
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.18	$4.66

* Expenses are equal to the annualized expense ratio of .93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

43

Portfolio of Investments
INTERNATIONAL FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—96.5%
		United Kingdom—19.6%
134,210		British American Tobacco, PLC	$ 7,981,232
112,843		Diageo, PLC	3,600,325
139,159		Domino’s Pizza Group, PLC	1,246,804
121,926		Fresnillo, PLC	1,817,893
78,491	*	Persimmon, PLC	1,708,456
46,746		Reckitt Benckiser Group, PLC	4,076,338
125,972	*	Rolls-Royce Holdings, PLC	2,302,540
16,880,248	*	Rolls-Royce Holdings, PLC – “C” Shares (a)	28,863
73,427		SABMiller, PLC	4,253,581
			27,016,032
		Switzerland—15.2%
12,876		Compagnie Financiere Richemont SA	1,351,051
25,221		DKSH Holding, Ltd.	1,918,309
411		Lindt & Spruengli AG	2,092,077
76,139		Nestle SA – Registered	5,898,454
16,853		Roche Holding AG – Genusscheine	5,026,633
1,353		SGS SA – Registered	3,242,135
74,060	*	UBS AG – Registered	1,358,769
			20,887,428
		India—10.8%
347,035		HDFC Bank, Ltd.	4,740,321
232		HDFC Bank, Ltd. (ADR)	10,862
84,058		Hindustan Unilever, Ltd.	866,994
360,138		Housing Development Finance Corporation	5,943,220
618,690		ITC, Ltd.	3,343,673
			14,905,070
		France—8.0%
2,146		Air Liquide SA	289,706
102,237		Bureau Veritas SA	2,837,350
20,866		Essilor International SA	2,212,645
3,877		Hermes International	1,430,559

44

Shares		Security	Value
		France (continued)
15,967		Legrand SA	$ 976,869
11,069		L’Oreal SA	1,907,272
11,137		Pernod Ricard SA	1,337,269
			10,991,670
		Canada—7.5%
48,185		Alimentation Couche-Tard – Class “B”	1,324,562
42,133		Bank of Nova Scotia	2,810,449
60,191		Enbridge, Inc.	2,860,506
59,147		Goldcorp, Inc.	1,653,662
26,672		Shaw Communications, Inc. – Class “B”	685,612
36,757		Silver Wheaton Corporation	967,625
			10,302,416
		Netherlands—6.9%
21,385		Core Laboratories NV	3,572,578
136,340		Unilever NV – CVA	5,965,038
			9,537,616
		United States—6.8%
77,793		Philip Morris International, Inc.	6,558,728
2,346	*	Priceline.com, Inc.	2,822,238
			9,380,966
		Hong Kong—4.9%
100,251		Cheung Kong Infrastructure Holdings, Ltd.	691,377
192,680		Galaxy Entertainment Group, Ltd.	1,541,370
297,986		Link REIT (REIT)	1,603,285
388,991		Sands China, Ltd.	2,938,632
			6,774,664
		Denmark—3.0%
91,135		Novo Nordisk A/S-B	4,194,232

45

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2014

Shares or
Principal
Amount		Security	Value
		Australia—2.8%
30,412		CSL, Ltd.	$1,910,276
44,882		Ramsay Health Care, Ltd.	1,927,466
			3,837,742
		China—2.6%
10,165	*	Baidu.com, Inc. (ADR)	1,898,924
107,165		Tencent Holdings, Ltd.	1,634,365
			3,533,289
		Brazil—2.2%
84,096		Cielo SA	1,737,931
93,843		Itau Unibanco Holding SA (ADR)	1,349,462
			3,087,393
		Spain—1.5%
36,430		Grifols SA	1,990,886
		Japan—1.3%
14,900		Daito Trust Construction Company, Ltd.	1,751,730
		South Africa—1.2%
14,126		Naspers, Ltd.	1,662,390
		Mexico—.9%
463,259		Wal-Mart de Mexico SAB de CV	1,241,976
		Ireland—.9%
18,453		Paddy Power, PLC	1,212,717
		Italy—.4%
10,032		Luxottica Group SpA	580,592
Total Value of Common Stocks (cost $91,945,934)			132,888,809
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.4%
		United States
$ 2,000M		Federal Home Loan Bank, 0.065%, 7/23/2014 (cost $1,999,920)	1,999,920

46

Principal
Amount		Security		Value
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.7%
		United States
$1,000	M	U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $999,972)		$ 999,972
Total Value of Investments (cost $94,945,826)			98.6%	135,888,701
Other Assets, Less Liabilities			1.4	1,867,900
Net Assets			100.0%	$137,756,601

* Non-income producing

(a) Securities valued at fair value (see Note 1A).

Summary of Abbreviations:
ADR American Depositary Receipts
REIT Real Estate Investment Trust

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

 Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

47

Portfolio of Investments (continued)
INTERNATIONAL FUND
June 30, 2014

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$26,987,169	$28,863	$—	$27,016,032
Switzerland	20,887,428	—	—	20,887,428
India	14,905,070	—	—	14,905,070
France	10,991,670	—	—	10,991,670
Canada	10,302,416	—	—	10,302,416
Netherlands	9,537,616	—	—	9,537,616
United States	9,380,966	—	—	9,380,966
Hong Kong	6,774,664	—	—	6,774,664
Denmark	4,194,232	—	—	4,194,232
Australia	3,837,742	—	—	3,837,742
China	3,533,289	—	—	3,533,289
Brazil	3,087,393	—	—	3,087,393
Spain	1,990,886	—	—	1,990,886
Japan	1,751,730	—	—	1,751,730
South Africa	1,662,390	—	—	1,662,390
Mexico	1,241,976	—	—	1,241,976
Ireland	1,212,717	—	—	1,212,717
Italy	580,592	—	—	580,592
Short-Term U.S. Government
Agency Obligations	—	1,999,920	—	1,999,920
Short-Term U.S. Government
Obligations	—	999,972	—	999,972
Total Investments in Securities	$132,859,946	$3,028,755	$—	$135,888,701

Transfers between Level 1 and Level 2 securities as of June 30, 2014 resulted from securities priced previously with an official close price (Level 1 securities) or, on days where there is not an official close price, the mean price used (Level 2 securities). Transfers from Level 2 to Level 1 as of June 30, 2014 were $27,800,862. Transfers, if any, between Levels are recognized at the end of the reporting period.

48

The following is a reconciliation of the Fund’s investments valued using Level 3 inputs for the period:

Investments
in Common
Stocks
Balance, December 31, 2013	$18,264
Purchases	—
Sales	(18,133)
Change in unrealized
depreciation	(18,264)
Realized gain	18,133
Transfer into Level 3	—
Transfer out of Level 3	—
Balance, June 30, 2014	$—

See notes to financial statements	49

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,046.26	$3.60
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,021.27	$3.56

* Expenses are equal to the annualized expense ratio of .71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

50

Portfolio of Investments
INVESTMENT GRADE FUND
June 30, 2014

Principal
Amount	Security	Value
	CORPORATE BONDS—97.3%
	Agriculture—.6%
$ 340M	Cargill, Inc., 6%, 11/27/2017 (a)	$388,131
	Automotive—1.2%
200M	Daimler Finance NA, LLC, 2.95%, 1/11/2017 (a)	208,120
500M	Johnson Controls, Inc., 5%, 3/30/2020	557,281
		765,401
	Chemicals—2.4%
450M	CF Industries, Inc., 3.45%, 6/1/2023	446,884
400M	Dow Chemical Co., 4.25%, 11/15/2020	436,056
500M	LyondellBasell Industries NV, 6%, 11/15/2021	598,790
		1,481,730
	Consumer Durables—.5%
265M	Newell Rubbermaid, Inc., 4.7%, 8/15/2020	287,542
	Energy—9.9%
575M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	708,338
400M	Continental Resources, Inc., 5%, 9/15/2022	435,500
400M	DCP Midstream, LLC, 9.75%, 3/15/2019 (a)	516,254
400M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	411,814
500M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	530,552
500M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023	486,117
500M	Nabors Industries, Inc., 6.15%, 2/15/2018	570,121
400M	ONEOK Partners, LP, 3.375%, 10/1/2022	398,104
500M	Petrobras International Finance Co., 5.375%, 1/27/2021	523,615
400M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018	459,457
466M	Valero Energy Corp., 9.375%, 3/15/2019	612,263
400M	Weatherford International, Inc., 6.35%, 6/15/2017	454,822
		6,106,957
	Financial Services—17.2%
250M	Aflac, Inc., 8.5%, 5/15/2019	322,680
600M	American Express Co., 7%, 3/19/2018	714,088
	American International Group, Inc.:
300M	8.25%, 8/15/2018	373,058
300M	6.4%, 12/15/2020	362,665
500M	Ameriprise Financial, Inc., 5.3%, 3/15/2020	572,967
600M	Assured Guaranty US Holding, Inc., 5%, 7/1/2024	597,588

51

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2014

Principal
Amount	Security	Value
	Financial Services (continued)
$400M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022	$415,552
200M	BlackRock, Inc., 5%, 12/10/2019	228,559
400M	CoBank ACB, 7.875%, 4/16/2018 (a)	477,484
200M	Compass Bank, 6.4%, 10/1/2017	222,753
	ERAC USA Finance, LLC:
500M	4.5%, 8/16/2021 (a)	544,827
500M	7%, 10/15/2037 (a)	657,296
600M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	766,963
	General Electric Capital Corp.:
1,000M	5.3%, 2/11/2021	1,138,725
700M	6.75%, 3/15/2032	926,029
	Harley-Davidson Funding Corp.:
200M	5.75%, 12/15/2014 (a)	204,716
200M	6.8%, 6/15/2018 (a)	236,228
400M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022 (a)	438,218
600M	Protective Life Corp., 7.375%, 10/15/2019	743,222
	Prudential Financial, Inc.:
300M	7.375%, 6/15/2019	371,917
300M	3.5%, 5/15/2024	299,718
		10,615,253
	Financials—20.6%
	Bank of America Corp.:
1,000M	5.65%, 5/1/2018	1,134,525
450M	5%, 5/13/2021	503,022
	Barclays Bank, PLC:
800M	5.125%, 1/8/2020	905,334
200M	3.75%, 5/15/2024	201,126
	Citigroup, Inc.:
1,250M	6.125%, 11/21/2017	1,430,794
200M	4.5%, 1/14/2022	217,750
400M	Deutsche Bank AG London, 3.7%, 5/30/2024	400,946
	Goldman Sachs Group, Inc.:
200M	5.375%, 3/15/2020	226,837
600M	5.75%, 1/24/2022	695,395
300M	3.625%, 1/22/2023	301,841
500M	6.125%, 2/15/2033	600,632
	JPMorgan Chase & Co.:
900M	6%, 1/15/2018	1,031,440
400M	4.5%, 1/24/2022	438,995

52

Principal
Amount	Security	Value
	Financials (continued)
	Morgan Stanley:
$500M	5.95%, 12/28/2017	$569,689
600M	6.625%, 4/1/2018	701,977
850M	5.5%, 7/28/2021	977,956
600M	SunTrust Banks, Inc., 6%, 9/11/2017	680,002
400M	UBS AG, 4.875%, 8/4/2020	448,995
	Wells Fargo & Co.:
600M	4.6%, 4/1/2021	668,626
500M	3.45%, 2/13/2023	498,474
100M	4.1%, 6/3/2026	101,498
		12,735,854
	Food/Beverage/Tobacco—8.9%
500M	Altria Group, Inc., 9.7%, 11/10/2018	655,775
500M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	522,338
	Anheuser-Busch InBev Worldwide, Inc.:
100M	6.875%, 11/15/2019	123,068
500M	5.375%, 1/15/2020	577,950
550M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019	691,866
700M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	818,303
300M	Ingredion, Inc., 4.625%, 11/1/2020	323,692
400M	Lorillard Tobacco Co., 6.875%, 5/1/2020	475,927
400M	Philip Morris International, Inc., 5.65%, 5/16/2018	459,614
	SABMiller Holdings, Inc.:
400M	3.75%, 1/15/2022 (a)	414,864
400M	4.95%, 1/15/2042 (a)	433,919
		5,497,316
	Forest Products/Container—.9%
500M	Rock-Tenn Co., 4.9%, 3/1/2022	546,626
	Health Care—4.4%
400M	Biogen IDEC, Inc., 6.875%, 3/1/2018	471,268
	Express Scripts Holding Co.:
450M	4.75%, 11/15/2021	498,832
200M	3.5%, 6/15/2024	198,317
400M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	405,434
400M	Mylan, Inc., 3.125%, 1/15/2023 (a)	385,258

53

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2014

Principal
Amount	Security	Value
	Health Care (continued)
$400M	Novartis Capital Corp., 4.4%, 5/6/2044	$ 418,077
200M	Novartis Securities Investments, Ltd., 5.125%, 2/10/2019	228,200
70M	Roche Holdings, Inc., 6%, 3/1/2019 (a)	82,323
		2,687,709
	Information Technology—2.4%
400M	Harris Corp., 4.4%, 12/15/2020	430,567
500M	Motorola Solutions, Inc., 6%, 11/15/2017	568,168
100M	Oracle Corp., 3.4%, 7/8/2024 (b)	100,109
400M	Symantec Corp., 3.95%, 6/15/2022	405,556
		1,504,400
	Manufacturing—2.9%
500M	CRH America, Inc., 8.125%, 7/15/2018	615,231
200M	General Electric Co., 4.5%, 3/11/2044	209,254
400M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018	476,997
400M	Tyco Electronics Group SA, 6.55%, 10/1/2017	463,219
		1,764,701
	Media-Broadcasting—3.8%
400M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018 (a)	515,510
200M	CBS Corp., 8.875%, 5/15/2019	259,548
500M	Comcast Corp., 4.25%, 1/15/2033	515,269
400M	DirecTV Holdings, LLC, 3.8%, 3/15/2022	413,734
200M	Sirius XM Radio, Inc., 5.25%, 8/15/2022 (a)	216,500
400M	Time Warner Cable, Inc., 5%, 2/1/2020	448,795
		2,369,356
	Media-Diversified—1.1%
	McGraw Hill Financial, Inc.:
400M	5.9%, 11/15/2017	444,225
200M	6.55%, 11/15/2037	208,441
		652,666
	Metals/Mining—5.3%
500M	Alcoa, Inc., 6.15%, 8/15/2020	565,607
400M	ArcelorMittal, 6.125%, 6/1/2018	440,000
	Glencore Finance Canada, Ltd.:
300M	2.7%, 10/25/2017 (a)	308,183
400M	4.95%, 11/15/2021 (a)	432,207

54

Principal
Amount	Security	Value
	Metals/Mining (continued)
$ 500M	Newmont Mining Corp., 5.125%, 10/1/2019	$ 552,239
500M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	527,436
400M	Vale Overseas, Ltd., 5.625%, 9/15/2019	451,882
		3,277,554
	Real Estate Investment Trusts—4.4%
400M	Boston Properties, LP, 5.875%, 10/15/2019	467,637
450M	Digital Realty Trust, LP, 5.25%, 3/15/2021	484,088
400M	HCP, Inc., 5.375%, 2/1/2021	455,600
400M	ProLogis, LP, 6.625%, 5/15/2018	467,247
400M	Simon Property Group, LP, 5.75%, 12/1/2015	424,160
400M	Ventas Realty, LP, 4.75%, 6/1/2021	439,173
		2,737,905
	Retail-General Merchandise—1.5%
600M	GAP, Inc., 5.95%, 4/12/2021	695,356
200M	Home Depot, Inc., 5.875%, 12/16/2036	248,230
		943,586
	Telecommunications—1.5%
400M	AT&T, Inc., 6.5%, 9/1/2037	496,046
400M	Verizon Communications, Inc., 5.15%, 9/15/2023	448,469
		944,515
	Transportation—2.4%
400M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	442,668
300M	Con-way, Inc., 7.25%, 1/15/2018	350,100
440M	GATX Corp., 4.75%, 6/15/2022	475,305
200M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	219,220
		1,487,293
	Utilities—5.4%
300M	E.ON International Finance BV, 5.8%, 4/30/2018 (a)	342,695
200M	Electricite de France SA, 6.5%, 1/26/2019 (a)	238,562
400M	Exelon Generation Co., LLC, 5.2%, 10/1/2019	450,382
	Great River Energy Co.:
89M	5.829%, 7/1/2017 (a)	97,224
284M	4.478%, 7/1/2030 (a)	294,747
600M	National Fuel Gas Co., 8.75%, 5/1/2019	756,040

55

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
June 30, 2014

Principal
Amount		Security		Value
		Utilities (continued)
$ 100	M	Northern States Power Co., 4.125%, 5/15/2044		$ 100,601
450	M	Ohio Power Co., 5.375%, 10/1/2021		526,093
400	M	Sempra Energy, 9.8%, 2/15/2019		532,098
				3,338,442
Total Value of Corporate Bonds (cost $56,576,224)			97.3%	60,132,937
Other Assets, Less Liabilities			2.7	1,689,106
Net Assets			100.0%	$61,822,043

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$60,132,937	$—	$60,132,937

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

56	See notes to financial statements

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,048.11	$5.48
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.43	$5.41

* Expenses are equal to the annualized expense ratio of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

57

Portfolio of Investments(continued)
OPPORTUNITY FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—96.7%
		Consumer Discretionary—18.5%
3,375		BorgWarner, Inc.	$ 220,016
100	*	Container Store Group, Inc.	2,778
5,450		CST Brands, Inc.	188,025
1,100		Dana Holding Corporation	26,862
5,350		Delphi Automotive, PLC	367,759
6,775		Extended Stay America, Inc.	156,909
1,325		GNC Holdings, Inc. – Class “A”	45,182
2,235		Harman International Industries, Inc.	240,106
3,850	*	Jarden Corporation	228,497
3,700		L Brands, Inc.	217,042
2,350		Lear Corporation	209,902
4,200		Newell Rubbermaid, Inc.	130,158
1,125		Nordstrom, Inc.	76,421
9,900	*	Orient-Express Hotels, Ltd. – Class “A”	143,946
2,925		Penske Automotive Group, Inc.	144,788
100	*	Performance Sports Group, Ltd.	1,715
7,600		Pier 1 Imports, Inc.	117,116
550		Ralph Lauren Corporation	88,380
8,450		Ruth’s Hospitality Group, Inc.	104,358
4,650	*	ServiceMaster Global Holdings, Inc.	84,770
3,275	*	TRW Automotive Holdings Corporation	293,178
2,250		Tupperware Brands Corporation	188,325
50	*	Vince Holding Corporation	1,831
5,900	*	William Lyon Homes – Class “A”	179,596
6,800	*	Winnebago Industries, Inc.	171,224
1,425		Wyndham Worldwide Corporation	107,901
			3,736,785
		Consumer Staples—3.2%
3,375		Avon Products, Inc.	49,309
2,000	*	Elizabeth Arden, Inc.	42,840
1,800		Herbalife, Ltd.	116,172
450		McCormick & Company, Inc.	32,215
4,750		Nu Skin Enterprises, Inc. – Class “A”	351,310
1,616		Tootsie Roll Industries, Inc.	47,575
			639,421

58

Shares		Security	Value
		Energy—8.0%
675	*	Dril-Quip, Inc.	$ 73,737
1,825		Ensco, PLC – Class “A”	101,415
1,800		EOG Resources, Inc.	210,348
2,025		EQT Corporation	216,472
7,400	*	Helix Energy Solutions Group, Inc.	194,694
1,900		Hess Corporation	187,891
3,150		National Oilwell Varco, Inc.	259,403
2,725		Noble Corporation, PLC	91,451
50	*	Parsley Energy, Inc. – Class “A”	1,204
5,250	*	RSP Permian, Inc.	170,310
5,075		Talisman Energy, Inc.	53,795
2,825	*	Weatherford International, PLC	64,975
			1,625,695
		Financials—11.2%
1,325		Ameriprise Financial, Inc.	159,000
4,950		Berkshire Hills Bancorp, Inc.	114,939
7,000		Brixmor Property Group, Inc. (REIT)	160,650
2,350		City National Corporation	178,036
4,750		Discover Financial Services	294,405
3,375		Douglas Emmett, Inc. (REIT)	95,242
975		Federal Realty Investment Trust (REIT)	117,897
2,025		Financial Select Sector SPDR Fund (ETF)	46,048
3,850	*	Health Insurance Innovations, Inc. – Class “A”	47,432
330		Invesco, Ltd.	12,458
2,695		NASDAQ OMX Group, Inc.	104,081
2,250		Oritani Financial Corporation	34,627
5,700		Protective Life Corporation	395,181
3,400	*	Realogy Holdings Corporation	128,214
2,050		SPDR S&P Regional Banking (ETF)	82,656
4,775		Sterling Bancorp	57,300
3,975		Waddell & Reed Financial, Inc. – Class “A”	248,795
			2,276,961
		Health Care—16.3%
3,184	*	Actavis, PLC	710,191
2,575	*	Centene Corporation	194,696
1,700		DENTSPLY International, Inc.	80,495
3,975	*	Gilead Sciences, Inc.	329,567
3,850	*	Lannett Company, Inc.	191,037

59

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2014

Shares		Security	Value
		Health Care (continued)
1,775		McKesson Corporation	$ 330,523
3,025		Omnicare, Inc.	201,374
1,200		Perrigo Company, PLC	174,912
3,125	*	Phibro Animal Health Corporation – Class “A”	68,594
9,635	*	Prestige Brands Holdings, Inc.	326,530
2,825	*	Salix Pharmaceuticals, Ltd.	348,464
50	*	Surgical Care Affilates, Inc.	1,454
2,825		Thermo Fisher Scientific, Inc.	333,350
			3,291,187
		Industrials—15.9%
3,625		A.O. Smith Corporation	179,728
4,975		ADT Corporation	173,826
4,075		Altra Industrial Motion Corporation	148,289
1,450	*	Armstrong World Industries, Inc.	83,274
2,350		Chicago Bridge & Iron Company NV – NY Shares	160,270
1,950		Dover Corporation	177,352
2,725		G&K Services, Inc. – Class “A”	141,891
3,860	*	Generac Holdings, Inc.	188,136
2,450	*	Greenbrier Companies, Inc.	141,120
1,325		IDEX Corporation	106,981
4,725		ITT Corporation	227,273
1,825		J.B. Hunt Transport Services, Inc.	134,648
762	*	NOW, Inc.	27,592
1,375		Pentair, PLC	99,165
900		Roper Industries, Inc.	131,409
2,905		Ryder System, Inc.	255,901
1,925		Snap-On, Inc.	228,151
2,225	*	TAL International Group, Inc.	98,701
1,325		Textainer Group Holdings, Ltd.	51,172
2,925		Textron, Inc.	111,998
3,400	*	United Rentals, Inc.	356,082
			3,222,959
		Information Technology—14.6%
6,425	*	ARRIS Group, Inc.	209,005
3,600		Avago Technologies, Ltd.	259,452
5,800	*	Blackhawk Network Holdings, Inc.	163,676
6,775		CDW Corporation	215,987
6,700	*	Finisar Corporation	132,325
2,025	*	Fiserv, Inc.	122,148
5,525		Intersil Corporation – Class “A”	82,599

60

Shares		Security		Value
		Information Technology (continued)
9,750	*	Juniper Networks, Inc.		$ 239,265
1,200	*	King Digital Entertainment, PLC		24,660
9,075		Mentor Graphics Corporation		195,748
6,650		Methode Electronics, Inc.		254,097
3,375		Microchip Technology, Inc.		164,734
13,625	*	ON Semiconductor Corporation		124,532
7,400		Symantec Corporation		169,460
700	*	Synaptics, Inc.		63,448
50	*	SYNNEX Corporation		3,643
3,150	*	Take-Two Interactive Software, Inc.		70,056
3,600		TE Connectivity, Ltd.		222,624
6,200		Technology Select Sector SPDR Fund (ETF)		237,770
				2,955,229
		Materials—4.9%
1,345		Cytec Industries, Inc.		141,790
6,072		Freeport-McMoRan Copper & Gold, Inc.		221,628
3,200		International Paper Company		161,504
900		Praxair, Inc.		119,556
655		Rock-Tenn Company – Class “A”		69,161
1,225		Sigma-Aldrich Corporation		124,313
900	*	Trinseo SA		18,720
1,575		Westlake Chemical Corporation		131,922
				988,594
		Telecommunication Services—.5%
7,500		NTELOS Holdings Corporation		93,450
		Utilities—3.6%
2,500		AGL Resources, Inc.		137,575
2,725		NiSource, Inc.		107,202
3,275		Portland General Electric Company		113,544
3,025		SCANA Corporation		162,775
4,525		Wisconsin Energy Corporation		212,313
				733,409
Total Value of Common Stocks (cost $16,886,394)			96.7%	19,563,690
Other Assets, Less Liabilities			3.3	674,851
Net Assets			100.0%	$20,238,541

* Non-income producing

61

Portfolio of Investments (continued) (continued)
OPPORTUNITY FUND
June 30, 2014

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$19,563,690	$—	$—	$19,563,690

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

62	See notes to financial statements

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,060.86	$4.29
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.62	$4.21

* Expenses are equal to the annualized expense ratio of .84%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

63

Portfolio of Investments
SELECT GROWTH FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—98.7%
		Consumer Discretionary—19.4%
15,300		BorgWarner, Inc.	$ 997,407
30,930		Gentex Corporation	899,754
13,925		Home Depot, Inc.	1,127,368
1,140	*	Priceline.com, Inc.	1,371,420
13,220		Starbucks Corporation	1,022,964
22,310		TJX Companies, Inc.	1,185,777
12,400		Wyndham Worldwide Corporation	938,928
			7,543,618
		Consumer Staples—7.8%
19,300		Coca-Cola Enterprises, Inc.	922,154
7,240		Kimberly-Clark Corporation	805,233
26,300		Kroger Company	1,300,009
			3,027,396
		Energy—6.9%
4,460		Chevron Corporation	582,253
4,780		ExxonMobil Corporation	481,250
7,320		Helmerich & Payne, Inc.	849,925
15,290		Valero Energy Corporation	766,029
			2,679,457
		Financials—8.7%
15,450		American Express Company	1,465,742
12,990		Discover Financial Services	805,120
5,600		Travelers Companies, Inc.	526,792
13,070		U.S. Bancorp	566,192
			3,363,846
		Health Care—15.1%
6,820	*	Actavis, PLC	1,521,201
15,400	*	Align Technology, Inc.	863,016
4,700		C.R. Bard, Inc.	672,147
10,600	*	Gilead Sciences, Inc.	878,846
5,790		Johnson & Johnson	605,750
7,120		McKesson Corporation	1,325,815
			5,866,775

64

Shares		Security		Value
		Industrials—17.5%
10,930		Alaska Air Group, Inc.		$ 1,038,896
20,430		AMETEK, Inc.		1,068,080
9,040		Boeing Company		1,150,159
9,520		Rockwell Automation, Inc.		1,191,523
9,900		Union Pacific Corporation		987,525
16,590		Wabtec Corporation		1,370,168
				6,806,351
		Information Technology—23.3%
5,530	*	Alliance Data Systems Corporation		1,555,313
14,800		Amdocs, Ltd.		685,684
8,800	*	ANSYS, Inc.		667,216
19,850		Apple, Inc.		1,844,661
37,300		Cisco Systems, Inc.		926,905
9,700		DST Systems, Inc.		894,049
10,900	*	Facebook, Inc. – Class “A”		733,461
24,410		Hewlett-Packard Company		822,129
8,630		SanDisk Corporation		901,231
				9,030,649
Total Value of Common Stocks (cost $26,982,215)			98.7%	38,318,092
Other Assets, Less Liabilities			1.3	498,632
Net Assets			100.0%	$38,816,724

* Non-income producing

65

Portfolio of Investments (continued) (continued)
SELECT GROWTH FUND
June 30, 2014

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$38,318,092	$—	$—	$38,318,092

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

66	See notes to financial statements

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,070.43	$4.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.72	$4.11

* Expenses are equal to the annualized expense ratio of .82%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

67

Portfolio of Investments
SPECIAL SITUATIONS FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—98.2%
		Consumer Discretionary—17.6%
27,600		Best Buy Company, Inc.	$ 855,876
1,200	*	Container Store Group, Inc.	33,336
93,325		CST Brands, Inc.	3,219,712
11,000		Dana Holding Corporation	268,620
12,050	*	Deckers Outdoor Corporation	1,040,277
83,700		Extended Stay America, Inc.	1,938,492
112,050	*	Fox Factory Holding Corporation	1,970,960
15,425		Hanesbrands, Inc.	1,518,437
17,500		Harman International Industries, Inc.	1,880,025
43,250	*	Jarden Corporation	2,566,887
55,125	*	Live Nation Entertainment, Inc.	1,361,036
110,750	*	Orient-Express Hotels, Ltd. – Class “A”	1,610,305
38,675		Penske Automotive Group, Inc.	1,914,413
1,300	*	Performance Sports Group, Ltd.	22,295
110,350		Pier 1 Imports, Inc.	1,700,494
88,700		Regal Entertainment Group – Class “A”	1,871,570
117,725		Ruth’s Hospitality Group, Inc.	1,453,904
74,000	*	ServiceMaster Global Holdings, Inc.	1,349,020
42,075		Starz – Class “A”	1,253,414
28,650	*	Tupperware Brands Corporation	2,398,005
1,000	*	Vince Holding Corporation	36,620
33,100	*	Visteon Corporation	3,211,031
66,975	*	William Lyon Homes – Class “A”	2,038,719
77,700	*	Winnebago Industries, Inc.	1,956,486
			37,469,934
		Consumer Staples—1.8%
35,000	*	Elizabeth Arden, Inc.	749,700
22,600		Herbalife, Ltd.	1,458,604
22,775		Nu Skin Enterprises, Inc. – Class “A”	1,684,439
			3,892,743
		Energy—9.5%
14,750	*	Dril-Quip, Inc.	1,611,290
79,325	*	Helix Energy Solutions Group, Inc.	2,087,041
42,500	*	Kodiak Oil & Gas Corporation	618,375
111,012	*	Matrix Service Company	3,640,083
56,725	*	RSP Permian, Inc.	1,840,159

68

Shares		Security	Value
		Energy (continued)
84,775	*	Stone Energy Corporation	$ 3,966,622
86,375		Western Refining, Inc.	3,243,381
38,825	*	Whiting Petroleum Corporation	3,115,706
			20,122,657
		Financials—18.0%
60,075		American Financial Group, Inc.	3,578,067
5,800		Armada Hoffler Properties, Inc. (REIT)	56,144
36,925		Aspen Insurance Holdings, Ltd.	1,677,134
71,475		Berkshire Hills Bancorp, Inc.	1,659,649
84,700		Brixmor Property Group, Inc. (REIT)	1,943,865
44,000		Brown & Brown, Inc.	1,351,240
26,575		City National Corporation	2,013,322
66,650		Douglas Emmett, Inc. (REIT)	1,880,863
17,625		Federal Realty Investment Trust (REIT)	2,131,215
26,011		Fidelity National Financial, Inc.	852,120
45,675		Financial Select Sector SPDR Fund (ETF)	1,038,649
77,100		Montpelier Re Holdings, Ltd.	2,463,345
67,150		OceanFirst Financial Corporation	1,112,004
78,025		Oritani Financial Corporation	1,200,805
21,900		Prosperity Bancshares, Inc.	1,370,940
63,400		Protective Life Corporation	4,395,522
43,800		SPDR S&P Regional Banking (ETF)	1,766,016
172,475		Sterling Bancorp	2,069,700
121,000	*	Strategic Hotels & Resorts, Inc.	1,416,910
80,000		Sunstone Hotel Investors, Inc. (REIT)	1,194,400
101,375		TCF Financial Corporation	1,659,509
24,400		Waddell & Reed Financial, Inc. – Class “A”	1,527,196
			38,358,615
		Health Care—8.8%
46,825	*	ANI Pharmaceuticals, Inc.	1,612,653
52,675	*	Centene Corporation	3,982,757
58,075	*	Exactech, Inc.	1,465,232
34,125		Health Care Select Sector SPDR Fund (ETF)	2,075,824
46,100	*	Lannett Company, Inc.	2,287,482
43,975		Omnicare, Inc.	2,927,416
37,100		PerkinElmer, Inc.	1,737,764

69

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2014

Shares		Security	Value
		Health Care (continued)
36,200	*	Phibro Animal Health Corporation – Class “A”	$ 794,590
14,325	*	Salix Pharmaceuticals, Ltd.	1,766,989
700	*	Surgical Care Affilates, Inc.	20,356
			18,671,063
		Industrials—16.5%
42,600		A.O. Smith Corporation	2,112,108
33,450		Altra Industrial Motion Corporation	1,217,245
19,350		Applied Industrial Technologies, Inc.	981,626
40,775		G&K Services, Inc. – Class “A”	2,123,154
44,000	*	Generac Holdings, Inc.	2,144,560
11,800	*	Greenbrier Companies, Inc.	679,680
61,000		Industrial Select Sector SPDR Fund (ETF)	3,297,660
59,775		ITT Corporation	2,875,178
119,025		Kforce, Inc.	2,576,891
41,400	*	Korn/Ferry International	1,215,918
140,475	*	NCI Building Systems, Inc.	2,729,429
19,200	*	Patrick Industries, Inc.	894,528
4,525		Precision Castparts Corporation	1,142,110
52,975		Ryder System, Inc.	4,666,568
20,050		Snap-On, Inc.	2,376,326
37,900	*	United Rentals, Inc.	3,969,267
			35,002,248
		Information Technology—17.8%
68,325	*	Advanced Energy Industries, Inc.	1,315,256
50,500	*	ARRIS Group, Inc.	1,642,765
73,425		Avnet, Inc.	3,253,462
73,450	*	Blackhawk Network Holdings, Inc.	2,072,759
106,100		CDW Corporation	3,382,468
86,225	*	CommScope Holding Company, Inc.	1,994,384
112,825	*	Entegris, Inc.	1,550,780
78,075	*	Finisar Corporation	1,541,981
12,025		IAC/InterActiveCorp	832,491
176,200		Intersil Corporation – Class “A”	2,634,190
14,800	*	King Digital Entertainment, PLC	304,140
101,825		Mentor Graphics Corporation	2,196,365
95,075		Methode Electronics, Inc.	3,632,816
20,725		Microchip Technology, Inc.	1,011,587
52,825	*	Microsemi Corporation	1,413,597
197,725	*	ON Semiconductor Corporation	1,807,206

70

Shares or
Principal
Amount		Security	Value
		Information Technology (continued)
70,375	*	Orbotech, Ltd.	$ 1,068,292
23,500	*	OSI Systems, Inc.	1,568,625
200	*	SYNNEX Corporation	14,570
57,000	*	Take-Two Interactive Software, Inc.	1,267,680
127,625	*	TriQuint Semiconductor, Inc.	2,017,751
26,575	*	Verint Systems, Inc.	1,303,504
			37,826,669
		Materials—4.2%
47,175		AptarGroup, Inc.	3,161,197
22,000		Sensient Technologies Corporation	1,225,840
3,300	*	Trinseo SA	68,640
52,200		Westlake Chemical Corporation	4,372,272
			8,827,949
		Telecommunication Services—.5%
89,975		NTELOS Holdings Corporation	1,121,089
		Utilities—3.5%
39,650		AGL Resources, Inc.	2,181,939
40,100		Portland General Electric Company	1,390,267
32,700		SCANA Corporation	1,759,587
43,525		Wisconsin Energy Corporation	2,042,193
			7,373,986
Total Value of Common Stocks (cost $160,595,961)			208,666,953
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—.7%
$ 1,500	M	Federal Home Loan Bank, 0.055%, 7/14/2014 (cost $1,499,970)	1,499,970
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.5%
1,000	M	U.S. Treasury Bills, 0.02%, 8/21/2014 (cost $999,972)	999,972
Total Value of Investments (cost $163,095,903)		99.4%	211,166,895
Other Assets, Less Liabilities		.6	1,258,560
Net Assets		100.0%	$212,425,455

* Non-income producing

71

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
June 30, 2014

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

 Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$208,666,953	$—	$—	$208,666,953
Short-Term U.S. Government
Agency Obligations	—	1,499,970	—	1,499,970
Short-Term U.S. Government
Obligations	—	999,972	—	999,972
Total Investments in Securities*	$208,666,953	$2,499,942	$—	$211,166,895

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements
72

Fund Expenses (unaudited)
TARGET MATURITY 2015 FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,002.44	$3.82
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.97	$3.86

* Expenses are equal to the annualized expense ratio of .77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

73

Portfolio of Investments
TARGET MATURITY 2015 FUND
June 30, 2014

Principal		Effective
Amount	Security	Yield	†	Value
	U.S. GOVERNMENT AGENCY ZERO COUPON
	OBLIGATIONS—71.2%
	Agency For International Development – Israel:
$ 698M	9/15/2015	0.44%		$ 694,321
2,134M	11/15/2015	0.45		2,121,008
	Fannie Mae:
243M	8/12/2015	0.24		242,344
600M	9/23/2015	0.25		598,161
2,208M	11/15/2015	0.26		2,200,067
650M	Federal Judiciary Office Building, 2/15/2015	0.96		646,118
	Freddie Mac:
550M	3/15/2015	0.25		549,035
930M	9/15/2015	0.32		926,472
830M	9/15/2015	0.31		826,855
210M	Government Trust Certificate – Turkey Trust, 5/15/2015	1.01		208,164
200M	International Bank for Reconstruction &
	Development, 2/15/2015	0.44		199,458
2,727M	Resolution Funding Corporation, 10/15/2015	0.28		2,717,254
2,000M	Tennessee Valley Authority, 11/1/2015	0.59		1,984,246
Total Value of U.S. Government Agency Zero Coupon
Obligations (cost $13,054,544)				13,913,503
	U.S. GOVERNMENT ZERO COUPON
	OBLIGATIONS—28.1%
5,490M	U.S. Treasury Strips, 11/15/2015 (cost $5,054,555)	0.17		5,477,587
Total Value of Investments (cost $18,109,099)	99.3%			19,391,090
Other Assets, Less Liabilities	.7			143,298
Net Assets	100.0%			$19,534,388

† The effective yields shown for the zero coupon obligations are the effective yields at June 30, 2014.

74

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Zero
Coupon Obligations	$—	$13,913,503	$—	$13,913,503
U.S. Government Zero Coupon
Obligations	—	5,477,587	—	5,477,587
Total Investments in Securities	$—	$19,391,090	$—	$19,391,090

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	75

Fund Expenses (unaudited)
TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/14)	(6/30/14)	(1/1/14–6/30/14)*
Expense Examples
Actual	$1,000.00	$1,042.42	$4.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.93	$4.91

* Expenses are equal to the annualized expense ratio of .98%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2014, and are based on the total value of investments.

76

Portfolio of Investments
TOTAL RETURN FUND
June 30, 2014

Shares		Security	Value
		COMMON STOCKS—59.1%
		Consumer Discretionary—8.4%
1,400		Best Buy Company, Inc.	$ 43,414
1,750		BorgWarner, Inc.	114,082
2,550		CBS Corporation – Class “B”	158,457
100		Dana Holding Corporation	2,442
2,000		Delphi Automotive, PLC	137,480
1,700		Extended Stay America, Inc.	39,372
3,400		Ford Motor Company	58,616
1,100		GNC Holdings, Inc. – Class “A”	37,510
1,000		Harman International Industries, Inc.	107,430
1,200		Home Depot, Inc.	97,152
1,950	*	Jarden Corporation	115,732
2,100		L Brands, Inc.	123,186
1,300		Lear Corporation	116,116
1,000		Macy’s, Inc.	58,020
650		McDonald’s Corporation	65,481
2,100		Newell Rubbermaid, Inc.	65,079
2,100	*	Orient-Express Hotels, Ltd. – Class “A”	30,534
700		Penske Automotive Group, Inc.	34,650
3,100		Pier 1 Imports, Inc.	47,771
850	*	TRW Automotive Holdings Corporation	76,092
750		Tupperware Brands Corporation	62,775
1,000		Walt Disney Company	85,740
950		Wyndham Worldwide Corporation	71,934
			1,749,065
		Consumer Staples—4.6%
3,100		Altria Group, Inc.	130,014
1,650		Avon Products, Inc.	24,106
2,700		Coca-Cola Company	114,372
1,950		CVS Caremark Corporation	146,971
700		Herbalife, Ltd.	45,178
2,050		Nu Skin Enterprises, Inc. – Class “A”	151,618
600		PepsiCo, Inc.	53,604
1,900		Philip Morris International, Inc.	160,189
750		Procter & Gamble Company	58,942
1,100		Wal-Mart Stores, Inc.	82,577
			967,571

77

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2014

Shares		Security	Value
		Energy—6.5%
950		Anadarko Petroleum Corporation	$ 103,996
1,000		Chevron Corporation	130,550
1,500		ConocoPhillips	128,595
1,600		Devon Energy Corporation	127,040
1,000		Ensco, PLC – Class “A”	55,570
1,600		ExxonMobil Corporation	161,088
800		Hess Corporation	79,112
2,400		Marathon Oil Corporation	95,808
1,000		Marathon Petroleum Corporation	78,070
1,050		National Oilwell Varco, Inc.	86,468
1,600		Noble Corporation, PLC	53,696
650		Occidental Petroleum Corporation	66,710
750		Phillips 66	60,323
300		Schlumberger, Ltd.	35,385
2,400		Suncor Energy, Inc.	102,312
			1,364,723
		Financials—5.9%
1,600		American Express Company	151,792
900		Ameriprise Financial, Inc.	108,000
500		Armada Hoffler Properties, Inc. (REIT)	4,840
3,650		Brixmor Property Group, Inc. (REIT)	83,767
1,600		Discover Financial Services	99,168
600		Financial Select Sector SPDR Fund (ETF)	13,644
1,200	*	Health Insurance Innovations, Inc. – Class “A”	14,784
550		Invesco, Ltd.	20,763
2,700		JPMorgan Chase & Company	155,574
600		MetLife, Inc.	33,336
700		Morgan Stanley	22,631
1,100		PNC Financial Services Group, Inc.	97,955
400		SPDR S&P 500 ETF Trust (ETF)	78,288
600		SPDR S&P Regional Banking (ETF)	24,192
4,700		Sunstone Hotel Investors, Inc. (REIT)	70,171
2,500		U.S. Bancorp	108,300
2,650		Urstadt Biddle Properties, Inc. – Class “A” (REIT)	55,332
1,600		Wells Fargo & Company	84,096
			1,226,633

78

Shares		Security	Value
		Health Care—9.8%
2,750		Abbott Laboratories	$ 112,475
1,600		AbbVie, Inc.	90,304
950	*	Actavis, PLC	211,898
1,150		Baxter International, Inc.	83,145
550		Covidien, PLC	49,599
1,400	*	Express Scripts Holding Company	97,062
3,450	*	Gilead Sciences, Inc.	286,039
1,900		Johnson & Johnson	198,778
18	*	Mallinckrodt, PLC	1,440
500		McKesson Corporation	93,105
2,200		Merck & Company, Inc.	127,270
1,700	*	Mylan, Inc.	87,652
1,300		Omnicare, Inc.	86,541
5,700		Pfizer, Inc.	169,176
800	*	Phibro Animal Health Corporation – Class “A”	17,560
900	*	Salix Pharmaceuticals, Ltd.	111,015
1,700		Thermo Fisher Scientific, Inc.	200,600
700		Zoetis, Inc.	22,589
			2,046,248
		Industrials—7.8%
1,200		3M Company	171,888
2,000		ADT Corporation	69,880
1,700		Altra Industrial Motion Corporation	61,863
600	*	Armstrong World Industries, Inc.	34,458
550		Caterpillar, Inc.	59,768
700		Chicago Bridge & Iron Company NV – NY Shares	47,740
1,000		Dover Corporation	90,950
1,800	*	Generac Holdings, Inc.	87,732
2,600		General Electric Company	68,328
600	*	Greenbrier Companies, Inc.	34,560
1,350		Honeywell International, Inc.	125,482
1,500		ITT Corporation	72,150
150		Lockheed Martin Corporation	24,110
262	*	NOW, Inc.	9,487
800		Pentair, PLC	57,696
1,000		Ryder System, Inc.	88,090
700		Snap-On, Inc.	82,964
1,400	*	TAL International Group, Inc.	62,104
750		Textainer Group Holdings, Ltd.	28,965
2,300		Textron, Inc.	88,067

79

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2014

Shares		Security	Value
		Industrials (continued)
1,800		Tyco International, Ltd.	$ 82,080
600	*	United Rentals, Inc.	62,838
1,050		United Technologies Corporation	121,223
			1,632,423
		Information Technology—12.1%
2,400		Apple, Inc.	223,032
2,650	*	ARRIS Group, Inc.	86,204
1,750		Avago Technologies, Ltd.	126,123
1,350	*	Blackhawk Network Holdings, Inc.	38,097
3,250		CDW Corporation	103,610
6,000		Cisco Systems, Inc.	149,100
650	*	eBay, Inc.	32,539
5,500		EMC Corporation	144,870
3,250		Hewlett-Packard Company	109,460
4,000		Intel Corporation	123,600
1,050		International Business Machines Corporation	190,334
1,875		Intersil Corporation – Class “A”	28,031
4,100	*	Juniper Networks, Inc.	100,614
4,300		Mentor Graphics Corporation	92,751
3,700		Methode Electronics, Inc.	141,377
5,000		Microsoft Corporation	208,500
1,200	*	NXP Semiconductors NV	79,416
2,400		Oracle Corporation	97,272
1,000	*	PTC, Inc.	38,800
2,000		QUALCOMM, Inc.	158,400
3,000		Symantec Corporation	68,700
400	*	Synaptics, Inc.	36,256
600	*	Take-Two Interactive Software, Inc.	13,344
1,450		TE Connectivity, Ltd.	89,668
1,450	*	Yahoo!, Inc.	50,939
			2,531,037
		Materials—2.6%
800		Celanese Corporation – Series “A”	51,424
600		Cytec Industries, Inc.	63,252
2,900		Freeport-McMoRan Copper & Gold, Inc.	105,850
1,600		International Paper Company	80,752
1,650		LyondellBasell Industries NV – Class “A”	161,123

80

Shares or
Principal
Amount	Security	Value
	Materials (continued)
300	Praxair, Inc.	$ 39,852
100	Rock-Tenn Company – Class “A”	10,559
900	RPM International, Inc.	41,562
		554,374
	Telecommunication Services—1.2%
3,200	AT&T, Inc.	113,152
2,900	Verizon Communications, Inc.	141,897
		255,049
	Utilities—.2%
1,000	NiSource, Inc.	39,340
Total Value of Common Stocks (cost $10,821,072)		12,366,463
	CORPORATE BONDS—22.6%
	Automotive—.5%
$ 100M	Johnson Controls, Inc., 5%, 3/30/2020	111,456
	Chemicals—1.1%
100M	CF Industries, Inc., 3.45%, 6/1/2023	99,308
100M	LyondellBasell Industries NV, 6%, 11/15/2021	119,758
		219,066
	Energy—3.8%
100M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019 (a)	123,189
100M	Continental Resources, Inc., 5%, 9/15/2022	108,875
100M	DCP Midstream Operating, LP, 2.5%, 12/1/2017	102,953
100M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021	106,110
100M	Suncor Energy, Inc., 6.1%, 6/1/2018	116,159
100M	Valero Energy Corp., 9.375%, 3/15/2019	131,387
100M	Weatherford International, Inc., 6.35%, 6/15/2017	113,705
		802,378
	Financial Services—2.3%
100M	Aflac, Inc., 8.5%, 5/15/2019	129,072
100M	American Express Co., 7%, 3/19/2018	119,015
100M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020	127,827
100M	General Electric Capital Corp., 5.625%, 9/15/2017	113,287
		489,201

81

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2014

Principal
Amount	Security	Value
	Financials—4.9%
$100M	Bank of America Corp., 5.65%, 5/1/2018	$ 113,452
100M	Barclays Bank, PLC, 5.125%, 1/8/2020	113,167
100M	Citigroup, Inc., 6.125%, 11/21/2017	114,464
	Goldman Sachs Group, Inc.:
100M	6.15%, 4/1/2018	114,779
100M	6.75%, 10/1/2037	120,686
100M	JPMorgan Chase & Co., 6%, 1/15/2018	114,604
100M	Morgan Stanley, 6.625%, 4/1/2018	116,996
100M	SunTrust Banks, Inc., 6%, 9/11/2017	113,334
100M	Wells Fargo & Co., 4.6%, 4/1/2021	111,438
		1,032,920
	Food/Beverage/Tobacco—1.7%
100M	Altria Group, Inc., 9.7%, 11/10/2018	131,155
100M	Anheuser-Busch InBev SA/NV, 4.625%, 2/1/2044	104,468
100M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/2019	123,068
		358,691
	Health Care—1.1%
100M	Biogen IDEC, Inc., 6.875%, 3/1/2018	117,817
100M	Express Scripts Holding Co., 4.75%, 11/15/2021	110,852
		228,669
	Information Technology—.5%
100M	Motorola Solutions, Inc., 6%, 11/15/2017	113,634
	Media-Broadcasting—.6%
100M	Comcast Corp., 5.15%, 3/1/2020	114,738
	Metals/Mining—1.0%
100M	Newmont Mining Corp., 5.125%, 10/1/2019	110,448
100M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021	105,487
		215,935
	Real Estate Investment Trusts—1.6%
100M	Boston Properties, LP, 5.875%, 10/15/2019	116,909
100M	Digital Realty Trust, LP, 5.25%, 3/15/2021	107,575
100M	HCP, Inc., 5.375%, 2/1/2021	113,900
		338,384

82

Principal
Amount	Security	Value
	Retail-General Merchandise—.6%
$100M	GAP, Inc., 5.95%, 4/12/2021	$ 115,893
	Telecommunications—.6%
100M	AT&T, Inc., 6.5%, 9/1/2037	124,011
	Transportation—1.1%
100M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043	110,667
100M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022 (a)	109,610
		220,277
	Utilities—1.2%
100M	Ohio Power Co., 5.375%, 10/1/2021	116,910
100M	Sempra Energy, 9.8%, 2/15/2019	133,025
		249,935
Total Value of Corporate Bonds (cost $4,649,407)		4,735,188
	U.S. GOVERNMENT OBLIGATIONS—4.5%
950M	U.S. Treasury Notes, 1.375%, 12/31/2018 (cost $940,823)	946,215
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—3.0%
600M	Fannie Mae, 3.5%, 7/17/2029 – 7/14/2044 (cost $629,656) (b)	633,047
	MUNICIPAL BONDS—1.7%
100M	University of Massachusetts Bldg. Auth. Rev., 2.108%, 11/1/2019	100,348
250M	Yale University, Connecticut, 2.086%, 4/15/2019	252,863
Total Value of Municipal Bonds (cost $350,000)		353,211
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.0%
	Federal Farm Credit Bank:
100M	2.45%, 8/5/2020	99,987
100M	2.79%, 11/12/2020	100,634
Total Value of U.S. Government Agency Obligations (cost $199,810)		200,621

83

Portfolio of Investments (continued)
TOTAL RETURN FUND
June 30, 2014

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—7.6%
	Federal Home Loan Bank:
$500M	0.03%, 7/11/2014		$ 499,996
400M	0.065%, 7/23/2014		399,984
700M	0.06%, 8/1/2014		699,964
Total Value of Short-Term U.S. Government Agency Obligations (cost $1,599,944)			1,599,944
Total Value of Investments (cost $19,190,712)		99.5%	20,834,689
Other Assets, Less Liabilities		.5	112,128
Net Assets		100.0%	$20,946,817

* Non-income producing

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 5).

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1G).

Summary of Abbreviations:
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

Accounting Standards Codification 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

84

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,366,463	$—	$—	$12,366,463
Corporate Bonds	—	4,735,188	—	4,735,188
U.S. Government Obligations	—	946,215	—	946,215
Residential Mortgage-Backed
Securities	—	633,047	—	633,047
Municipal Bonds	—	353,211	—	353,211
U.S. Government Agency
Obligations	—	200,621	—	200,621
Short-Term U.S. Government
Agency Obligations	—	1,599,944	—	1,599,944
Total Investments in Securities	$12,366,463	$8,468,226	$—	$20,834,689

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended June 30, 2014. Transfers, if any, between Levels are recognized at the end of the reporting period.

See notes to financial statements	85

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

	CASH	EQUITY	FUND FOR		GROWTH &
	MANAGEMENT	INCOME	INCOME	GOVERNMENT	INCOME	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$9,719,912	$73,231,656	$93,558,719	$30,882,699	$275,786,658	$94,945,826

At value (Note 1A)	$9,719,912	$103,836,518	$97,950,841	$31,062,302	$489,556,281	$135,888,701
Cash	302,336	1,608,409	2,010,774	500,065	650,287	1,405,791
Receivables:
Investment securities sold	—	664,680	25,174	—	569,460	1,496,268
Interest and dividends	53	138,135	1,334,977	109,543	452,684	425,849
Trust shares sold	75,961	57,144	92,863	18,793	77,226	100,153
Other assets	990	7,215	7,334	2,646	34,916	10,165

Total Assets	10,099,252	106,312,101	101,421,963	31,693,349	491,340,854	139,326,927

Liabilities
Payables:
Investment securities purchased	—	58,835	1,108,729	932,243	295,858	1,390,270
Trust shares redeemed	548,539	87,112	10,479	7,138	317,670	52,127
Accrued advisory fees	—	66,770	63,744	15,626	303,640	87,094
Accrued expenses	12,694	9,990	23,586	14,895	26,506	40,835

Total Liabilities	561,233	222,707	1,206,538	969,902	943,674	1,570,326

Net Assets	$9,538,019	$106,089,394	$100,215,425	$30,723,447	$490,397,180	$137,756,601

Net Assets Consist of:
Capital paid in	$9,538,019	$72,207,549	$114,406,619	$30,963,446	$265,070,535	$106,900,547
Undistributed net investment income	—	866,051	1,900,590	279,900	2,796,395	1,097,927
Accumulated net realized gain (loss) on investments
and foreign currency transactions	—	2,410,932	(20,483,906)	(699,502)	8,760,627	(11,196,071)
Net unrealized appreciation in value of investments
and foreign currency transactions	—	30,604,862	4,392,122	179,603	213,769,623	40,954,198

Total	$9,538,019	$106,089,394	$100,215,425	$30,723,447	$490,397,180	$137,756,601

Shares of beneficial interest outstanding (Note 2)	9,538,019	5,072,360	14,819,687	3,119,481	10,567,975	6,268,952

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$1.00	$20.92	$6.76	$9.85	$46.40	$21.97

86	See notes to financial statements	87

Statements of Assets and Liabilities
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

	INVESTMENT		SELECT	SPECIAL	TARGET	TOTAL
	GRADE	OPPORTUNITY	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Assets
Investments in securities:
At identified cost	$56,576,224	$16,886,394	$26,982,215	$163,095,903	$18,109,099	$19,190,712

At value (Note 1A)	$60,132,937	$19,563,690	$38,318,092	$211,166,895	$19,391,090	$20,834,689

Cash	896,310	545,685	1,353,108	1,483,778	150,247	884,430
Receivables:
Investment securities sold	559,150	127,374	376,748	1,752,607	—	127,071
Interest and dividends	772,929	11,168	21,113	153,785	—	75,613
Trust shares sold	58,887	198,205	122,048	59,248	30,164	197,166
Other assets	4,559	648	2,505	17,119	1,683	729

Total Assets	62,424,772	20,446,770	40,193,614	214,633,432	19,573,184	22,119,698

Liabilities
Payables:
Investment securities purchased	547,336	179,573	1,322,668	1,954,715	—	1,153,486
Trust shares redeemed	10,015	487	20,046	108,416	14,543	327
Accrued advisory fees	31,255	12,344	24,453	132,865	9,969	12,778
Accrued expenses	14,123	15,825	9,723	11,981	14,284	6,290

Total Liabilities	602,729	208,229	1,376,890	2,207,977	38,796	1,172,881

Net Assets	$61,822,043	$20,238,541	$38,816,724	$212,425,455	$19,534,388	$20,946,817

Net Assets Consist of:
Capital paid in	$60,089,378	$17,581,512	$26,528,605	$158,247,774	$17,698,021	$19,277,341
Undistributed net investment income	242,047	34,447	73,744	682,017	448,499	72,795
Accumulated net realized gain (loss) on investments	(2,066,095)	(54,714)	878,498	5,424,672	105,877	(47,296)
Net unrealized appreciation in value of investments	3,556,713	2,677,296	11,335,877	48,070,992	1,281,991	1,643,977

Total	$61,822,043	$20,238,541	$38,816,724	$212,425,455	$19,534,388	$20,946,817

Shares of beneficial interest outstanding (Note 2)	5,582,458	1,372,541	2,897,160	6,164,516	1,425,910	1,730,836

Net asset value, offering and redemption price per share —
(Net assets divided by shares outstanding)	$11.07	$14.75	$13.40	$34.46	$13.70	$12.10

88	See notes to financial statements	89

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2014

	CASH	EQUITY		FUND FOR		GROWTH &
	MANAGEMENT	INCOME		INCOME	GOVERNMENT	INCOME		INTERNATIONAL
Investment Income
Income:
Interest	$3,995	$1,235		$2,818,807	$395,341	$269		$639
Dividends	—	1,271,383	(a)	—	—	4,632,655	(b)	1,675,719	(c)

Total income	3,995	1,272,618		2,818,807	395,341	4,632,924		1,676,358

Expenses (Notes 1 and 4):
Advisory fees	35,688	372,524		364,529	113,925	1,712,760		490,230
Professional fees	6,377	13,306		14,285	8,091	48,783		28,855
Custodian fees and expenses	3,568	3,455		9,957	4,655	9,978		57,971
Reports and notices to shareholders	2,278	6,889		7,948	3,190	27,265		9,849
Registration fees	250	250		250	250	251		250
Trustees’ fees	299	2,822		2,775	876	13,240		3,716
Other expenses	1,567	7,682		25,281	7,509	26,004		17,560

Total expenses	50,027	406,928		425,025	138,496	1,838,281		608,431
Less: Expenses waived and/or assumed	(45,827)	—		—	(22,785)	—		—
Expenses paid indirectly	(205)	(370)		(389)	(270)	(1,770)		—

Net expenses	3,995	406,558		424,636	115,441	1,836,511		608,431

Net investment income	—	866,060		2,394,171	279,900	2,796,413		1,067,927

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 3):
Net realized gain (loss) on:
Investments	—	2,477,393		26,447	86,046	10,257,575		3,586,707
Foreign currency transactions	—	—		—	—	—		(12,947)

Net realized gain on investments and
foreign currency transactions	—	2,477,393		26,447	86,046	10,257,575		3,573,760

Net unrealized appreciation of investments	—	2,982,907		1,830,758	256,908	11,699,241		5,287,827
Net gain on investments and foreign
currency transactions	—	5,460,300		1,857,205	342,954	21,956,816		8,861,587
Net Increase in Net Assets Resulting
from Operations	$—	$6,326,360		$4,251,376	$622,854	$24,753,229		$9,929,514

(a) Net of $4,259 foreign taxes withheld
(b) Net of $6,979 foreign taxes withheld
(c) Net of $222,338 foreign taxes withheld

90	See notes to financial statements	91

Statements of Operations
FIRST INVESTORS LIFE SERIES FUNDS
Six Months Ended June 30, 2014

	INVESTMENT		SELECT	SPECIAL	TARGET	TOTAL
	GRADE	OPPORTUNITY	GROWTH	SITUATIONS	MATURITY 2015	RETURN
Investment Income
Income:
Interest	$1,220,758	$13	$—	$1,125	$524,625	$58,024
Dividends	—	121,947 (d)	224,708	1,492,182	—	104,305 (e)

Total income	1,220,758	121,960	224,708	1,493,307	524,625	162,329

Expenses (Notes 1 and 4):
Advisory fees	223,927	60,960	134,187	746,317	74,233	62,933
Professional fees	12,697	9,056	8,056	25,148	7,432	9,135
Custodian fees and expenses	5,179	12,414	1,151	6,764	2,538	3,870
Reports and notices to shareholders	5,103	1,162	2,643	13,705	2,674	1,784
Registration fees	250	250	250	250	250	250
Trustees’ fees	1,706	429	1,010	5,681	579	441
Other expenses	8,445	3,289	3,669	14,186	3,450	3,676

Total expenses	257,307	87,560	150,966	812,051	91,156	82,089
Less: Expenses waived	(44,786)	—	—	—	(14,847)	—
Expenses paid indirectly	(285)	(47)	—	(754)	(188)	(49)

Net expenses	212,236	87,513	150,966	811,297	76,121	82,040

Net investment income	1,008,522	34,447	73,742	682,010	448,504	80,289

Realized and Unrealized Gain (Loss) on Investments
(Note 3):
Net realized gain (loss) on investments	449,918	(45,806)	878,834	5,619,175	110,541	(40,193)

Net unrealized appreciation (depreciation) of investments	1,294,569	976,714	1,223,776	7,628,552	(516,846)	777,854

Net gain (loss) on investments	1,744,487	930,908	2,102,610	13,247,727	(406,305)	737,661

Net Increase in Net Assets Resulting
from Operations	$2,753,009	$965,355	$2,176,352	$13,929,737	$42,199	$817,950

(d) Net of $327 foreign taxes withheld
(e) Net of $239 foreign taxes withheld

92	See notes to financial statements	93

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	CASH MANAGEMENT		EQUITY INCOME		FUND FOR INCOME		GOVERNMENT
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$866,060	$1,693,452	$2,394,171	$4,745,407	$279,900	$546,194
Net realized gain (loss) on investments	—	—	2,477,393	5,331,448	26,447	1,988,045	86,046	(271,900)
Net unrealized appreciation (depreciation)
of investments	—	—	2,982,907	15,610,770	1,830,758	(932,205)	256,908	(1,050,919)
Net increase (decrease) in net assets resulting
from operations	—	—	6,326,360	22,635,670	4,251,376	5,801,247	622,854	(776,625)

Distributions to Shareholders
Net investment income	—	—	(1,692,596)	(1,722,352)	(5,169,204)	(5,167,402)	(784,013)	(821,479)
Net realized gains	—	—	(4,129,108)	—	—	—	—	—

Total distributions	—	—	(5,821,704)	(1,722,352)	(5,169,204)	(5,167,402)	(784,013)	(821,479)

Trust Share Transactions *
Proceeds from shares sold	17,381,461	43,924,902	3,370,779	7,240,009	4,145,054	10,029,473	1,124,730	3,026,404
Reinvestment of distributions	—	—	5,821,704	1,722,352	5,169,204	5,167,402	784,013	821,479
Cost of shares redeemed	(18,795,602)	(44,497,316)	(2,236,162)	(5,607,732)	(3,369,326)	(5,036,414)	(1,506,817)	(3,912,565)

Net increase (decrease) from trust share transactions	(1,414,141)	(572,414)	6,956,321	3,354,629	5,944,932	10,160,461	401,926	(64,682)

Net increase (decrease) in net assets	(1,414,141)	(572,414)	7,460,977	24,267,947	5,027,104	10,794,306	240,767	(1,662,786)

Net Assets
Beginning of period	10,952,160	11,524,574	98,628,417	74,360,470	95,188,321	84,394,015	30,482,680	32,145,466

End of period †	$9,538,019	$10,952,160	$106,089,394	$98,628,417	$100,215,425	$95,188,321	$30,723,447	$30,482,680

†Includes undistributed net investment income of	$—	$—	$866,051	$1,692,587	$1,900,590	$4,675,623	$279,900	$784,013

*Trust Shares Issued and Redeemed
Sold	17,381,461	43,924,902	166,558	378,153	612,695	1,500,127	114,196	301,498
Issued for distributions reinvested	—	—	296,119	100,605	780,847	793,764	80,247	81,094
Redeemed	(18,795,602)	(44,497,316)	(110,980)	(304,550)	(499,006)	(753,826)	(152,830)	(389,217)

Net increase (decrease) in trust shares outstanding	(1,414,141)	(572,414)	351,697	174,208	894,536	1,540,065	41,613	(6,625)

94	See notes to financial statements	95

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	GROWTH & INCOME		INTERNATIONAL		INVESTMENT GRADE		OPPORTUNITY
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$2,796,413	$5,578,291	$1,067,927	$1,519,549	$1,008,522	$1,985,511	$34,447	$(38,939)
Net realized gain (loss) on investments and foreign
currency transactions	10,257,575	21,689,011	3,573,760	6,064,283	449,918	752,575	(45,806)	24,772
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	11,699,241	105,622,192	5,287,827	623,668	1,294,569	(3,197,695)	976,714	1,689,676
Net increase (decrease) in net assets resulting
from operations	24,753,229	132,889,494	9,929,514	8,207,500	2,753,009	(459,609)	965,355	1,675,509

Distributions to Shareholders
Net investment income	(5,573,499)	(6,511,151)	(1,447,791)	(1,658,517)	(2,449,388)	(2,247,136)	—	—
Net realized gains	(3,093,486)	—	—	—	—	—	(7,787)	—

Total distributions	(8,666,985)	(6,511,151)	(1,447,791)	(1,658,517)	(2,449,388)	(2,247,136)	(7,787)	—

Trust Share Transactions *
Proceeds from shares sold	4,350,348	10,668,396	2,405,199	5,452,191	2,615,573	6,934,948	5,832,033	11,208,177
Reinvestment of distributions	8,666,985	6,511,151	1,447,791	1,658,517	2,449,388	2,247,136	7,787	—
Cost of shares redeemed	(13,128,991)	(26,371,797)	(3,059,518)	(6,963,696)	(2,109,941)	(5,376,721)	(186,031)	(285,448)

Net increase (decrease) from trust share transactions	(111,658)	(9,192,250)	793,472	147,012	2,955,020	3,805,363	5,653,789	10,922,729

Net increase in net assets	15,974,586	117,186,093	9,275,195	6,695,995	3,258,641	1,098,618	6,611,357	12,598,238

Net Assets
Beginning of period	474,422,594	357,236,501	128,481,406	121,785,411	58,563,402	57,464,784	13,627,184	1,028,946

End of period †	$490,397,180	$474,422,594	$137,756,601	$128,481,406	$61,822,043	$58,563,402	$20,238,541	$13,627,184

†Includes undistributed net investment income of	$2,796,395	$5,573,481	$1,097,927	$1,477,791	$242,047	$1,682,913	$34,447	$—

*Trust Shares Issued and Redeemed
Sold	98,366	264,218	114,736	269,539	237,570	626,140	417,566	887,333
Issued for distributions reinvested	197,516	185,980	69,372	82,719	226,167	201,537	552	—
Redeemed	(296,832)	(682,069)	(145,853)	(343,605)	(191,960)	(483,891)	(13,322)	(21,893)

Net increase (decrease) in trust shares outstanding	(950)	(231,871)	38,255	8,653	271,777	343,786	404,796	865,440

96	See notes to financial statements	97

Statements of Changes in Net Assets
FIRST INVESTORS LIFE SERIES FUNDS

	SELECT GROWTH		SPECIAL SITUATIONS		TARGET MATURITY 2015		TOTAL RETURN
	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to	1/1/14 to	1/1/13 to
	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13	6/30/14	12/31/13
Increase (Decrease) in Net Assets From Operations
Net investment income	$73,742	$125,765	$682,010	$948,778	$448,504	$961,281	$80,289	$9,564
Net realized gain (loss) on investments	878,834	2,889,317	5,619,175	34,411,827	110,541	385,833	(40,193)	(5,959)
Net unrealized appreciation (depreciation)
of investments	1,223,776	5,421,909	7,628,552	12,833,797	(516,846)	(1,392,216)	777,854	866,528
Net increase (decrease) in net assets resulting
from operations	2,176,352	8,436,991	13,929,737	48,194,402	42,199	(45,102)	817,950	870,133

Distributions to Shareholders
Net investment income	(125,761)	(134,084)	(948,767)	(1,691,850)	(961,279)	(1,016,095)	(17,034)	—
Net realized gains	(41,015)	—	(33,976,971)	(7,848,959)	(383,900)	(325,271)	—	—

Total distributions	(166,776)	(134,084)	(34,925,738)	(9,540,809)	(1,345,179)	(1,341,366)	(17,034)	—

Trust Share Transactions *
Proceeds from shares sold	2,674,133	4,491,084	2,421,439	4,585,685	416,312	487,495	7,127,244	12,224,476
Reinvestment of distributions	166,776	134,084	34,925,738	9,540,809	1,345,179	1,341,366	17,034	—
Cost of shares redeemed	(1,039,966)	(2,297,644)	(5,139,845)	(11,211,160)	(1,680,021)	(3,984,977)	(440,672)	(719,682)

Net increase (decrease) from trust share transactions	1,800,943	2,327,524	32,207,332	2,915,334	81,470	(2,156,116)	6,703,606	11,504,794

Net increase (decrease) in net assets	3,810,519	10,630,431	11,211,331	41,568,927	(1,221,510)	(3,542,584)	7,504,522	12,374,927

Net Assets
Beginning of period	35,006,205	24,375,774	201,214,124	159,645,197	20,755,898	24,298,482	13,442,295	1,067,368

End of period †	$38,816,724	$35,006,205	$212,425,455	$201,214,124	$19,534,388	$20,755,898	$20,946,817	$13,442,295

†Includes undistributed net investment income of	$73,744	$125,763	$682,017	$948,774	$448,499	$961,274	$72,795	$9,540

*Trust Shares Issued and Redeemed
Sold	206,856	406,909	70,090	129,208	30,275	33,181	609,661	1,113,967
Issued for distributions reinvested	12,878	13,422	1,082,297	303,172	98,260	91,312	1,461	—
Redeemed	(81,065)	(205,666)	(150,715)	(326,530)	(117,985)	(268,363)	(37,591)	(64,176)

Net increase (decrease) in trust shares outstanding	138,669	214,665	1,001,672	105,850	10,550	(143,870)	573,531	1,049,791

98	See notes to financial statements	99

Notes to Financial Statements
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

1. Significant Accounting Policies—First Investors Life Series Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Cash Management Fund, Equity Income Fund (formerly Value Fund), Fund For Income (formerly High Yield Fund), Government Fund, Growth & Income Fund, International Fund, Investment Grade Fund, Opportunity Fund, Select Growth Fund, Special Situations Fund (formerly Discovery Fund), Target Maturity 2015 Fund and Total Return Fund (each a “Fund”, collectively, “the Funds”), and accounts separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of June 30, 2014 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Equity Income Fund seeks total return.

Fund For Income seeks high current income.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Growth & Income Fund seeks long-term growth of capital and current income.

International Fund primarily seeks long-term capital growth.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Opportunity Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Special Situations Fund seeks long-term growth of capital.

Target Maturity 2015 Fund seeks a predictable compounded investment return for investors who hold their Fund shares until the Fund’s maturity, consistent with the preservation of capital.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in

100

the over-the-counter (“OTC”) market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed income securities, other than short term debt securities that mature in 60 days or less and securities held by the Cash Management Fund are priced by a pricing service. Other securities may also be priced by pricing services approved by the Trust’s Board of Trustees (“the Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If First Investors Management Company, Inc.’s (“FIMCO”) Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of June 30, 2014, the International Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $28,863 representing 0% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed U.S. Government and U.S. Government Agency securities and Loan Participations are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by FIMCO’s Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

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B. Federal Income Tax—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers), to relieve each Fund from all, or substantially all, federal income taxes. At December 31, 2013, capital loss carryovers were as follows:

	Year Capital Loss Carryovers Expire						Not Subject to Expiration
Fund	Total	2014	2015	2016	2017	2018	Long Term	Short Term
Fund For Income	$20,508,604	$877,981	$433,726	$3,694,844	$15,502,053	$—	$—	$—
Government	785,548	177,059	37,942	—	—	—	3,297	567,250
International	14,228,705	—	—	4,806,723	8,389,229	1,032,753	—	—
Investment Grade	2,508,998	—	—	1,363,897	1,145,101	—	—	—
Total Return	2,753	—	—	—	—	—	—	2,753

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011–2013, or expected to be taken in the Funds’ 2014 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Foreign Currency Translations and Transactions—The accounting records of the International Fund (the “Fund”) are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the prevailing rates of exchange on the respective dates of such transactions.

103

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

The Fund may enter into spot currency transactions in connection with the settlement of transactions in securities traded in foreign currency to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of spot currency transactions and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders—The Separate Accounts, which own the shares of the Funds, will receive all dividends and other distributions by them. All dividends and other distributions are reinvested by the Separate Accounts in additional shares of the distributing Funds. Distributions to shareholders from net investment income and net realized capital gains are generally declared and paid annually on all Funds, except for the Cash Management Fund which declares dividends, if any, from the total of net investment income (plus or minus all realized short-term gains and losses on investments) daily and pays monthly. Dividends from net investment income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sale losses, late loss deferrals, post-October capital losses, net operating losses and foreign currency transactions.

E. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

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G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds and the Funds segregate assets for these transactions on the first business day following the date the securities are purchased. Cost is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Interest income and estimated expenses are accrued daily. Bond premiums and discounts are accreted or amortized using the interest method. Interest income on zero coupon bonds and step bonds is accrued daily at the effective interest rate. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Bank of New York Mellon, custodian for the Cash Management, Fund For Income, Government, Investment Grade and Target Maturity 2015 Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2014, the Funds received credits in the amount of $1,337. Brown Brothers Harriman & Co. serves as custodian for the Equity Income, Growth & Income, International, Opportunity, Select Growth, Special Situations and Total Return Funds. Certain of the Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2014, the Equity Income, Growth & Income, Opportunity, Special Situations and Total Return Funds’ expenses were reduced by a total of $2,990 under these arrangements.

2. Trust Shares—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Shares in the Funds are acquired through the purchase of variable annuity or variable life insurance contracts for which a Fund is an investment option.

3. Security Transactions—For the six months ended June 30, 2014, purchases and sales (including paydowns on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations, foreign currencies and short-term securities), were as follows:

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Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Equity Income	$12,916,466	$13,403,199	$—	$—
Fund For Income	24,993,332	19,045,996	—	—
Government	13,837,400	14,064,890	5,192,688	3,983,316
Growth & Income	50,478,515	55,604,270	—	—
International	24,533,555	23,834,231	—	—
Investment Grade	16,765,945	14,479,429	—	—
Opportunity	8,524,686	2,602,941	—	—
Select Growth	9,412,878	6,801,534	—	—
Special Situations	46,098,001	47,886,590	—	—
Target Maturity 2015	—	1,443,209	—	—
Total Return	11,883,459	5,677,057	—	—

At June 30, 2014, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Equity Income	$73,297,172	$30,817,540	$278,194	$30,539,346
Fund For Income	94,148,958	4,099,876	297,993	3,801,883
Government	30,882,699	479,016	299,413	179,603
Growth & Income	277,144,589	214,186,666	1,774,974	212,411,692
International	95,449,602	41,798,746	1,359,647	40,439,099
Investment Grade	57,481,919	2,782,154	131,136	2,651,018
Opportunity	16,892,687	2,956,268	285,265	2,671,003
Select Growth	26,982,551	11,360,913	25,372	11,335,541
Special Situations	163,244,803	51,334,312	3,412,220	47,922,092
Target Maturity 2015	18,113,768	1,277,322	—	1,277,322
Total Return	19,241,127	1,682,573	89,011	1,593,562

4. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO and its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. For the six months ended June 30, 2014, total trustee fees accrued by the Funds amounted to $33,574.

106

The Investment Advisory Agreement provides as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .75% on the first $250 million of each Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended June 30, 2014, FIMCO has voluntarily waived $22,785 in advisory fees on Government Fund, $44,786 in advisory fees on Investment Grade Fund and $14,847 in advisory fees on Target Maturity 2015 Fund. During the six months ended June 30, 2014, FIMCO has voluntarily waived $21,275 in advisory fees to limit the Cash Management Fund’s overall expense ratio to .60%. Also, FIMCO has voluntarily waived an additional $14,413 in advisory fees and assumed $10,139 of other Fund expenses to prevent a negative yield on the Fund’s shares. For the six months ended June 30, 2014, total advisory fees accrued to FIMCO were $4,392,213 of which $118,106 was voluntarily waived by FIMCO as noted above.

Muzinich & Co., Inc. serves as investment subadviser to Fund For Income, Vontobel Asset Management, Inc. serves as investment subadviser to International Fund and Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund. The subadvisers are paid by FIMCO and not by the Funds.

5. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid. At June 30, 2014, the Fund For Income held one hundred nineteen 144A securities with an aggregate value of $35,026,894 representing 35.0% of the Fund’s net assets, the Government Fund held one 144A security with a value of $303,222 representing 1.0% of the Fund’s net assets, the Investment Grade Fund held twenty-three 144A securities with an aggregate value of $8,360,824 representing 13.5% of the Fund’s net assets and the Total Return Fund held two 144A securities with an aggregate value of $232,799 representing 1.1% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these Section 4(2) securities are deemed to be liquid. At June 30, 2014, the Cash Management Fund held five Section 4(2) securities with an aggregate value of $2,049,763 representing 21.5% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

6. Derivatives—The Funds (other than Cash Management Fund) may invest in derivatives such as futures contracts and options on futures contracts (“options”), to increase income, hedge against changes in interest rates or enhance potential return.

107

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks,

108

including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2014, the Funds had no investments in interest rate futures contracts or options.

7. High Yield Credit Risk—The investments of Fund For Income in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

8. Litigation—The Blue Chip and Equity Income Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Equity Income Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and administratively consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Equity Income Funds were named

109

Notes to Financial Statements (continued)
FIRST INVESTORS LIFE SERIES FUNDS
June 30, 2014

as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. The Blue Chip and Equity Income Funds have also been named in a similar suit filed on behalf of participants in Tribune defined-compensation plans (the “Retiree Plaintiffs”). That suit was also initially filed in the Supreme Court of New York but later removed and consolidated in the Southern District of New York with the other Tribune suits. As with the Bondholder Plaintiffs and the Committee, the Retiree Plaintiffs seek to recover payments of the proceeds of the LBO. (Both of these suits have been removed to the United States District Court for the Southern District of New York and administratively consolidated with other substantially similar suits against other former Tribune shareholders (the “MDL Proceeding”). On September 23, 2013, the Judge in the MDL Proceeding dismissed various state law constructive fraudulent transfer suits, resulting in the Funds being dismissed from the Bondholder and Retiree Plaintiffs’ actions. On September 30, 2013, counsel for the plaintiffs in those suits appealed the MDL Judge’s dismissal ruling to the Second Circuit. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Equity Income Fund received proceeds of $376,754 in connection with the LBO, representing 0.36% of its net assets as of June 30, 2014. The Blue Chip Fund received proceeds of $288,456 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of June 30, 2014. The Equity Income and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

110

9. New Fund—On February 20, 2014 the Board approved the establishment of a new series of the First Investors Life Series Funds, First Investors Life Series Limited Duration High Quality Bond Fund (the “Limited Duration Fund”). The Limited Duration Fund is registered under the Investment Company Act of 1940 as a diversified fund and is authorized to issue an unlimited number of shares of beneficial interest. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds. For purposes of the 80% test, investment grade bonds may also include other investment grade fixed-income securities. The investment objective of the Fund is to seek current income consistent with low volatility of principal. The Fund commenced operations on July 1, 2014.

10. Subsequent Events—Subsequent events occurring after June 30, 2014 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

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Financial Highlights
FIRST INVESTORS LIFE SERIES FUNDS

The following table sets forth the per share operating performance data for a trust share outstanding, total return, ratios to average net assets and other supplemental data for each year ended December 31, unless otherwise indicated.

			P E R S H A R E D A T A							R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions										Ratio to Average Net
		Investment Operations			from						Ratio to Average Net				Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**				Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End	Total	End of Period	Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gains	Distributions	of Period	Return*	(in millions)	Credits	(a)	Income		Expenses	(a)	Income (Loss)	Rate
CASH MANAGEMENT FUND
2009	$ 1.00	$.002	—	$ .002	$.002	—	$.002	$ 1.00	.17%	$ 11.56		%(b)	.18%		.98%		(.24)%	N/A
2010	1.00	—	—	—	—	—	—	1.00	.00	12.23		(b)	.00		1.04		(.81)	N/A
2011	1.00	—	—	—	—	—	—	1.00	.00	12.13		(b)	.00		.99		(.86)	N/A
2012	1.00	—	—	—	—	—	—	1.00	.00	12.12		(b)	.00		.99		(.87)	N/A
2013	1.00	—	—	—	—	—	—	1.00	.00	11.10		(b)	.00		.99		(.89)	N/A
2014 ^	1.00	—	—	—	—	—	—	1.00	.00 †	10.09		(b)††	.00	††	1.05	††	(.96 )††	N/A
EQUITY INCOME FUND(c)
2009	$11.57	$ .29	$ 1.96	$ 2.25	$ .36	$—	$ .36	$13.46	21.03%	$ 66.88%			2.45%		N/A		N/A	11%
2010	13.46	.31	1.58	1.89	.29	—	.29	15.06	14.32	71.86			2.25		N/A		N/A	21
2011	15.06	.30	(.06)	.24	.31	—	.31	14.99	1.53	69.87			1.94		N/A		N/A	32
2012	14.99	.38	1.29	1.67	.30	—	.30	16.36	11.20	74.87			2.37		N/A		N/A	39
2013	16.36	.36	4.55	4.91	.38	—	.38	20.89	30.53	99.82			1.97		N/A		N/A	31
2014 ^	20.89	.17	1.09	1.26	.36	.87	1.23	20.92	6.37 †	106.82		††	1.74	††	N/A		N/A	14	†
FUND FOR INCOME(d)
2009	$ 5.19	$ .51	$ 1.12	$ 1.63	$ .58	—	$ .58	$ 6.24	35.15%	$ 66.90%			8.66%		N/A		N/A	102%
2010	6.24	.48	.31	.79	.49	—	.49	6.54	13.71	71.87			7.43		N/A		N/A	71
2011	6.54	.43	(.07)	.36	.48	—	.48	6.42	5.66	74.88			6.68		N/A		N/A	63
2012	6.42	.41	.42	.83	.44	—	.44	6.81	13.51	84.88			6.11		N/A		N/A	61
2013	6.81	.36	.09	.45	.42	—	.42	6.84	6.88	95.88			5.37		N/A		N/A	56
2014 ^	6.84	.16	.13	.29	.37	—	.37	6.76	4.34 †	100.87		††	4.92	††	N/A		N/A	20	†
GOVERNMENT FUND
2009	$10.30	$ .42	$ —	$ .42	$ .43	—	$ .43	$10.29	4.28%	$ 26.80%			3.87%		.95%		3.72%	51%
2010	10.29	.32	.16	.48	.42	—	.42	10.35	4.82	28.78			3.11		.93		2.96	54
2011	10.35	.28	.26	.54	.36	—	.36	10.53	5.41	29.81			2.70		.96		2.55	33
2012	10.53	.20	—	.20	.31	—	.31	10.42	1.95	32.75			2.10		.90		1.95	46
2013	10.42	.18	(.43)	(.25)	.27	—	.27	9.90	(2.47)	30.76			1.76		.91		1.61	118
2014 ^	9.90	.09	.12	.21	.26	—	.26	9.85	2.10 †	31.76		††	1.84	††	.91	††	1.69 ††	61	†
GROWTH & INCOME FUND
2009	$19.76	$ .27	$ 5.06	$ 5.33	$ .40	$—	$ .40	$24.69	28.05%	$ 187.84%			1.27%		N/A		N/A	25%
2010	24.69	.50	3.45	3.95	.27	—	.27	28.37	16.19	207.82			1.91		N/A		N/A	27
2011	28.37	.44	.25	.69	.50	—	.50	28.56	2.37	321.81			1.51		N/A		N/A	26
2012	28.56	.61	4.35	4.96	.44	—	.44	33.08	17.45	357.80			1.87		N/A		N/A	21
2013	33.08	.53	11.89	12.42	.61	—	.61	44.89	38.06	474.79			1.34		N/A		N/A	23
2014 ^	44.89	.27	2.06	2.33	.53	.29	.82	46.40	5.31 †	490.79		††	1.20	††	N/A		N/A	11	†

112	113

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from							Ratio to Average Net				Assets Before Expenses
												Assets**				Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions)	Credits	(a)	Income (Loss)		Expenses	(a)	Income		Rate
INTERNATIONAL FUND
2009	$12.63	$.65	$2.03	$2.68	$ .59	—	$ .59	$14.72	23.24%		$101	1.01%		2.30%		N/A		N/A		53%
2010	14.72	.34	1.64	1.98	—	—	—	16.70	13.45		109.99			2.15		N/A		N/A		35
2011	16.70	.39	(.29)	.10	.36	—	.36	16.44	.64		106.96			2.26		N/A		N/A		32
2012	16.44	.28	3.12	3.40	.27	—	.27	19.57	20.85		122.94			1.53		N/A		N/A		41
2013	19.57	.24	1.08	1.32	.27	—	.27	20.62	6.77		128.92			1.21		N/A		N/A		35
2014 ^	20.62	.17	1.41	1.58	.23	—	.23	21.97	7.73	†	138.93		††	1.63	††	N/A		N/A		19	†
INVESTMENT GRADE FUND
2009	$ 9.16	$.69	$1.10	$1.79	$ .60	—	$ .60	$10.35	20.94%		$ 39.76%			5.38%		.91%		5.23%		79%
2010	10.35	.51	.41	.92	.53	—	.53	10.74	9.26		43.73			4.62		.88		4.47		55
2011	10.74	.47	.17	.64	.52	—	.52	10.86	6.23		47.71			4.17		.86		4.02		29
2012	10.86	.43	.76	1.19	.48	—	.48	11.57	11.23		57.70			3.73		.85		3.58		28
2013	11.57	.42	(.51)	(.09)	.45	—	.45	11.03	(.80)		59.70			3.49		.85		3.34		39
2014 ^	11.03	.19	.31	.50	.46	—	.46	11.07	4.63	†	62.71		††	3.38	††	.86	††	3.23	††	25	†
OPPORTUNITY FUND
2012■	$10.00	$(.05)	$ .11	$ .06	—	$ —	$ —	$10.06	.60	%†	$ 1	16.84	%††	(13.27	)%††	N/A		N/A		0	%†
2013	10.06	(.04)	4.06	4.02	—	—	—	14.08	39.96		14	2.28		(.79)		N/A		N/A		32
2014 ^	14.08	.03	.65	.68	—	.01	.01	14.75	4.81	†	20	1.08	††	.42	††	N/A		N/A		16	†
SELECT GROWTH FUND
2009	$ 6.06	$ .01	$ .59	$ .60	$ —	$ —	$ —	$ 6.66	9.90%		$ 10	1.00%		.22%		N/A		N/A		102%
2010	6.66	.01	1.39	1.40	.01	—	.01	8.05	21.10		14.98			.20		N/A		N/A		87
2011	8.05	.01	.41	.42	.01	—	.01	8.46	5.25		18.90			.07		N/A		N/A		61
2012	8.46	.05	1.08	1.13	.01	—	.01	9.58	13.30		24.87			.61		N/A		N/A		52
2013	9.58	.04	3.12	3.16	.05	—	.05	12.69	33.15		35.85			.43		N/A		N/A		64
2014 ^	12.69	.03	.74	.77	.05	.01	.06	13.40	6.09	†	39.84		††	.41	††	N/A		N/A		19	†
SPECIAL SITUATIONS FUND(e)
2009	$19.44	$ .22	$5.63	$5.85	$ .27	$ —	$ .27	$25.02	30.77%		$127.84%			1.03%		N/A		N/A		66%
2010	25.02	.16	6.43	6.59	.22	—	.22	31.39	26.57		152.83			.59		N/A		N/A		64
2011	31.39	.20	.51	.71	.16	—	.16	31.94	2.24		150.81			.61		N/A		N/A		59
2012	31.94	.34	2.88	3.22	.20	3.39	3.59	31.57	10.01		160.81			1.07		N/A		N/A		61
2013	31.57	.19	9.11	9.30	.34	1.56	1.90	38.97	30.88		201.82			.53		N/A		N/A		108
2014 ^	38.97	.11	2.17	2.28	.18	6.61	6.79	34.46	7.04	†	212.82		††	.69	††	N/A		N/A		23	†

114	115

Financial Highlights (continued)
FIRST INVESTORS LIFE SERIES FUNDS

			P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from							Ratio to Average Net				Assets Before Expenses
												Assets**				Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,			Net Assets	Expenses		Net				Net		Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End	Total		End of Period	Before Fee		Investment				Investment		Turnover
	of Period	(Loss)	Investments	Operations	Income	Gains	Distributions	of Period	Return	*	(in millions)	Credits	(a)	Income (Loss)		Expenses	(a)	Income		Rate
TARGET MATURITY 2015 FUND
2009	$16.48	$ .62	$(1.00)	$ (.38)	$.63	$.02	$.65	$15.45	(2.22)%		$27.71%			3.91%		.86%		3.76%		0%
2010	15.45	.63	.66	1.29	.64	.08	.72	16.02	8.58		28.71			3.87		.86		3.72		4
2011	16.02	.65	.44	1.09	.62	.22	.84	16.27	7.14		26.72			3.87		.87		3.72		0
2012	16.27	.66	(.53)	.13	.66	.16	.82	15.58	.84		24.73			4.00		.88		3.85		0
2013	15.58	.70	(.72)	(.02)	.68	.22	.90	14.66	(.20)		21.75			4.28		.90		4.13		0
2014 ^	14.66	.35	(.32)	.03	.71	.28	.99	13.70	.24	†	20.77		††	4.53	††	.92	††	4.38	††	0	†
TOTAL RETURN FUND
2012■	$10.00	$(.05)	$ (.02)	$(.07)	$—	—	$—	$ 9.93	(.70	)%†	$ 1	16.99	%††	(14.84)	%††	N/A		N/A		64	%†
2013	9.93	—	1.69	1.69	—	—	—	11.62	17.02		13	1.93		.16		N/A		N/A		14
2014 ^	11.62	.05	.44	.49	.01	—	.01	12.10	4.24	†	21.98		††	.96	††	N/A		N/A		37	†

*	The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.
**	Net of expenses waived or assumed by the investment adviser (Note 4).
†	Not annualized
††	Annualized
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the Bank of
New York Mellon or from brokerage service arrangements (Note 1G).
(b)	FIMCO voluntarily waived advisory fees to limit the Fund’s overall expense ratio to .70% for the period January 1, 2009 to January 31, 2009 and .60% for the period February 1, 2009 to June 30,
2014. Also, during the period January 1, 2009 to June 30, 2014, FIMCO waived additional advisory fees and assumed other expenses to prevent a negative yield on the Funds’ shares (Note 4).
(c)	Prior to September 4, 2012, known as Value Fund.
(d)	Prior to December 17, 2012, known as High Yield Fund.
(e)	Prior to December 17, 2012, known as Discovery Fund.
^	For the period January 1, 2014 to June 30, 2014.
■	For the period December 17, 2012 (commencement of operations) to December 31, 2012

See notes to financial statements
116		117

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Life Series Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2014, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Life Series Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2014, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the twelve Funds comprising First Investors Life Series Funds, as of June 30, 2014, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2014

118

Board Considerations of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

Annual Consideration of the Investment Advisory Agreements and the Sub-Advisory Agreements with Muzinich & Co., Inc., Smith Group Asset Management, LP and Vontobel Asset Management, Inc.

The First Investors Life Series Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser and, as applicable, sub-advisers, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement (or sub-advisory agreements, as applicable) or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement (or sub-advisory agreements, as applicable). The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement (or sub-advisory agreements, as applicable), including the services and support provided to each fund and its shareholders.

On April 17, 2014 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement (or sub-advisory agreements, as applicable) with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement (or sub-advisory agreements, as applicable), and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement (or sub-advisory agreements, as applicable) outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 15, 2014 (the “May Meeting”).

119

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Growth & Income Fund, Special Situations Fund, International Fund, Equity Income Fund, Select Growth Fund, Opportunity Fund, Total Return Fund, Fund For Income, Investment Grade Fund, Government Fund, Target Maturity 2015 Fund and Cash Management Fund. In addition, at the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”) with: (1) Muzinich & Co., Inc. (“Muzinich”) with respect to the Fund For Income; (2) Smith Group Asset Management, LP (“Smith Group”) with respect to the Select Growth Fund; and (3) Vontobel Asset Management, Inc. (“Vontobel”) with respect to the International Fund. The Fund For Income, Select Growth Fund and International Fund are collectively referred to as the “Sub-Advised Funds.”

In reaching its decisions to approve the continuation of the Advisory Agreement for each Fund and the Sub-Advisory Agreements for the Sub-Advised Funds, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement and Sub-Advisory Agreements for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance and the performance of the sub-advisers to the respective Sub-Advised Funds, presentations given by representatives of FIMCO, Muzinich, Smith Group and Vontobel and various reports on compliance and other services provided by FIMCO. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things, the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”). The Board also considered that FIMCO charges different fee rates to various mutual funds that have similar investment mandates and FIMCO’s explanation for these differences. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO to the Funds, including investment advisory and administrative services to the Funds including, as applicable, services in connection with selecting, overseeing and evaluating the sub-advisers; (2) the actual

120

management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s and each sub-adviser’s personnel and methods, including the education, experience of key personnel, and the number of their advisory and analytical personnel; general information about the compensation of FIMCO’s and each sub-adviser’s advisory personnel; FIMCO’s and each sub-adviser’s investment management process; FIMCO’s and each sub-adviser’s compliance program; the time and attention of FIMCO’s and each sub-adviser’s personnel devoted to the management of the Funds; and litigation pending, threatened or settled involving FIMCO and each sub-adviser, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, enhanced sales and marketing efforts and continuing efforts wherever possible to reduce expenses and improve performance of the Funds. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In addition, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, Muzinich, Smith Group and Vontobel furnished, and the Board reviewed, information concerning various aspects of their respective operations, including: (1) the nature, extent and quality of services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds; (2) the sub-advisory fee rates charged by Muzinich, Smith Group and Vontobel and a comparison of those fee rates to the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services to other investment companies or accounts or compared to their standard fee schedule, as applicable, with an investment mandate similar to the applicable Sub-Advised Funds; (3) profitability and/or financial information provided by Muzinich, Smith Group and Vontobel; and (4) any “fall out” or ancillary benefits accruing to Muzinich, Smith Group and Vontobel as a result of the relationship with each applicable Sub-Advised Fund.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance

121

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements (and sub-advisory agreements, as applicable). Although the Advisory Agreement for all of the Funds and the Sub-Advisory Agreements for the Sub-Advised Funds were considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement and each Sub-Advisory Agreement are reasonable in relation to the services that are provided under each Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund and Sub-Advisory Agreements with Muzinich, Smith Group and Vontobel.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; (6) the implementation of Board directives as they relate to the Funds; and (7) evaluating and monitoring any sub-advisers on an ongoing basis, including, but not limited to, monitoring each sub-adviser’s investment performance, evaluating each sub-adviser’s

122

compliance program on an annual basis and monitoring investments for compliance purposes, including monitoring each sub-adviser’s soft dollar practices, portfolio allocation and best execution. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers and analysts based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board considered the nature, extent and quality of the investment management services provided by Muzinich, Smith Group and Vontobel to the applicable Sub-Advised Funds. The Board considered Muzinich’s, Smith Group’s and Vontobel’s investment management process in managing the applicable Sub-Advised Funds and the experience and capability of their respective personnel responsible for the portfolio management of the applicable Sub-Advised Funds. The Board also considered information regarding the resources and staffing in place with respect to the services provided by each sub-adviser. Additionally, with respect to the Sub-Advised Funds, the Board considered the differences in fees paid by each applicable Fund to FIMCO and the fees paid by FIMCO to each sub-advisor, as well as representations by FIMCO that these fee differentials are warranted by its ongoing services and assumption of risks.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO and the applicable Sub-Advised Funds by Muzinich, Smith Group and Vontobel were appropriate and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreements, as applicable, and supported approval of the Advisory Agreement and each Sub-Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance (with respect to the Government Fund, Investment Grade Fund, Fund For Income, Cash Management Fund and Target Maturity 2015 Fund, the total return) of each Fund over the most recent calendar year (“1-year period”) and the annualized performance/total return over the most recent three calendar year

123

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance/total return information provided by FIMCO for each Fund (other than the Target Maturity 2015 Fund) through April 30, 2014. The Board also reviewed the annual yield of the Government Fund, Investment Grade Fund, Fund For Income, Cash Management Fund and Target Maturity 2015 Fund over the past five years. With regard to the performance/total return and yield information, the Board considered the performance/total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the performance data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

On a Fund-by-Fund basis, the performance/total return reports indicated, and the Board noted, that each Fund, except for the Special Situations Fund, fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. In particular, with regard to the Growth & Income Fund, the Board noted that the Fund fell within the first quintile for each of the 1-year period, 3-year period and 5-year period. The Board also noted that although the International Fund’s and Select Growth Fund’s performance over the 3-year period was in the second quintile, shorter term and longer term performance was not in the top three quintiles. With regard to the Equity Income Fund, the Board noted that FIMCO changed the portfolio manager for the Fund in November 2011 and that the changes implemented by the new portfolio manager have led to performance in the second quintile for the 1-year period, although performance prior to the new portfolio manager taking over was outside of the top three quintiles. The Board noted that the Opportunity Fund’s and Total Return Fund’s performance was in the first quintile and second quintile, respectively, for the 1-year period, which was the only period reported due to the short operating history of each Fund. With respect to the Special Situations Fund, the Board noted that the Fund’s performance was not in the top three quintiles for any of the periods provided by Lipper. However, the Board considered that FIMCO had recommended, and the Board had approved, the termination of the Special Situations Fund’s sub-adviser in September 2013 and that the Fund’s performance had appeared to improve since FIMCO began managing the Fund internally rather than using a sub-adviser. With regard to the Fund For Income, the Board noted that the Fund’s total return was in the top three quintiles for both the 1-year period and 3-year period, although longer term total return was not in the top three quintiles. The Board noted that the Government Fund fell within the third quintile for the 1-year period, although longer term total return was not in the top three quintiles. With regard to the Investment Grade Fund and Cash Management Fund, the Board noted that each Fund’s total return was in the

124

second quintile and third quintile, respectively, for each of the 1-year period, 3-year period and 5-year period. Finally, with regard to the Target Maturity 2015 Fund, the Board noted that the Fund fell within the third quintile for the 1-year period, although longer term total return was not in the top three quintiles.

The Board also reviewed the yields of the Fund For Income, Investment Grade Fund, Government Fund, Target Maturity 2015 Fund and Cash Management Fund and noted that the yield for: (i) each such Fund except for the Target Maturity 2015 Fund fell within one of the top three quintiles for each of the past five calendar years; and (ii) the Target Maturity 2015 Fund fell within one of the top three quintiles for three out of the past five calendar years. The Trustees also considered that, in the current market and interest-rate environment, comparative information regarding performance and fees of money market funds such as the Cash Management Fund is of relatively limited utility. Additionally, the Board considered FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement as well as under the Sub-Advisory Agreements for the Sub-Advised Funds.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to: (i) extend, on a voluntary basis, the existing total expense cap limitation for the Cash Management Fund until May 31, 2015; and (ii) extend, on a voluntary basis, the existing management fee caps for the Government Fund, Investment Grade Fund and Target Maturity 2015 Fund until May 31,

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Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

2015. The Board also considered that, with respect to the Cash Management Fund, FIMCO was waiving 100% of its management fees and reimbursing a portion of other expenses to avoid a negative return for shareholders due to the extraordinarily low interest rate environment. In particular, the Board noted that: (i) the contractual and actual management fees for the Special Situations Fund were in the first quintile of its Peer Group; (ii) the contractual and actual management fees for the International Fund were in the second quintile of its Peer Group; (iii) the contractual and actual management fees for each of the Select Growth Fund and Opportunity Fund were in the second and third quintiles of their respective Peer Groups; (iv) the contractual and actual management fees for each of the Equity Income Fund and the Total Return Fund were in the third and fourth quintiles of their respective Peer Groups; (v) the Growth & Income Fund’s contractual management fee was in the fourth quintile and actual management fee was in the fifth quintile of its Peer Group; (vi) the Target Maturity 2015 Fund’s contractual management fee was in the fifth quintile and actual management fee was in the third quintile of its Peer Group; (vii) the Cash Management Fund’s contractual management fee was in the fifth quintile and actual management fee was in the first quintile of its Peer Group; and (viii) the contractual and actual management fees for the Fund For Income, Investment Grade Fund and Government Fund were in the fifth quintile of their respective Peer Groups.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio, taking into account FIMCO’s expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management fees) to other funds in its Peer Group, including on a quintile basis. In particular, the Board noted that: (i) the total expense ratio for each Fund except the Special Situations Fund, International Fund, Select Growth Fund, Target Maturity 2015 Fund and Cash Management Fund was not in the top three quintiles of their respective Peer Groups; and (ii) the ratio of the sum of actual management and other non-management fees for each Fund except the Special Situations Fund, International Fund, Select Growth Fund, Target Maturity 2015 Fund and Cash Management Fund was not in the top three quintiles of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in certain cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board

126

believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

In considering the sub-advisory fee rates charged by and costs and profitability of Muzinich, Smith Group and Vontobel with regard to the respective Sub-Advised Funds, the Board noted that FIMCO pays Muzinich, Smith Group or Vontobel, as the case may be, a sub-advisory fee from its own advisory fee rather than each Fund paying Muzinich, Smith Group or Vontobel a fee directly. Muzinich, Smith Group and Vontobel provided, and the Board reviewed, information comparing the fees charged by Muzinich, Smith Group and Vontobel for services to the respective Sub-Advised Funds versus the fee rates of Muzinich, Smith Group and Vontobel for providing advisory services to other comparable investment companies or accounts or compared to their standard fee schedule, as applicable. Based on a review of this information, the Board noted that the fees charged by Muzinich, Smith Group and Vontobel for services to each applicable Sub-Advised Fund appeared competitive to the fees Muzinich, Smith Group and Vontobel charge to their other comparable investment companies or accounts or compared to their standard fee schedule, as applicable.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2013, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds. The Board also considered

127

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS LIFE SERIES FUNDS

the profitability and/or financial information provided by Muzinich, Smith Group and Vontobel.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO, Muzinich, Smith Group and Vontobel as a result of their relationship with the Funds. In that regard, the Board considered the fact that FIMCO, Smith Group and Vontobel may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO and these two sub-advisers must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the fact that Muzinich does not engage in any soft dollar arrangements.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement and each Sub-Advisory Agreement.

128

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

Consideration of the Investment Advisory Agreement with respect to the First Investors Life Series Limited Duration High Quality Bond Fund

At the February 20, 2014 meeting (the “February Meeting”) of the Board of Trustees (the “Board”) of the First Investors Life Series Funds (the “Trust”), the Board, including a majority of the Independent Trustees, discussed and approved, for the new First Investors Life Series Limited Duration High Quality Bond Fund (the “New Fund”), the investment advisory agreement (the “Advisory Agreement”) with First Investors Management Company, Inc. (“FIMCO”).

The Trustees were provided with detailed materials relating to the New Fund and FIMCO in advance of and at the February Meeting. The material factors and conclusions that formed the basis for the approval of the Advisory Agreement are discussed below. In addition, the Trustees met in person with FIMCO, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to receive information on, and discuss the approval of, the Advisory Agreement.

In making their determinations, the Trustees took into account management style, investment strategies, investment philosophy and process, FIMCO’s past performance, FIMCO’s personnel that would be serving the New Fund, and prevailing market conditions. In evaluating the Advisory Agreement, the Trustees also reviewed information provided by FIMCO, including the terms of the Advisory Agreement and information regarding fee arrangements, including the structure of the advisory fee, the method of computing fees, and the frequency of payment of fees. Among other things, the Trustees also reviewed information comparing the New Fund’s advisory fee and total expenses with a peer group of other similar funds compiled by Lipper, Inc., an independent provider of investment company data.

After extensive discussion and consideration among themselves, and with FIMCO, Trust counsel and Independent Legal Counsel, including during an executive session with Independent Legal Counsel held the previous day, the Trustees concluded the following with respect to the New Fund:

• The nature and extent of the investment advisory services to be provided to the New Fund by FIMCO were consistent with the terms of the Advisory Agreement;

• The prospects for satisfactory investment performance of the New Fund were reasonable;

129

Board Considerations of Advisory Contracts and Fees (continued)
(unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND

• Shareholders of the New Fund may benefit from economies of scale in the future as assets grow due to breakpoints included in the fee schedule for the Advisory Agreement;

• FIMCO had agreed to impose a voluntary advisory fee waiver of 0.15% on its advisory fee for the New Fund;

• The cost of services to be provided by FIMCO to the New Fund and the profits to be realized by FIMCO and its affiliates from their relationship with the New Fund would be assessed after a reasonable period of New Fund operations; and

• FIMCO may receive certain “fall out” or ancillary benefits by obtaining research and other services from broker-dealers that execute brokerage transactions for the New Fund.

Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, concluded that the approval of the Advisory Agreement was in the best interests of the New Fund and its shareholders and unanimously approved such Advisory Agreement.

130

FIRST INVESTORS LIFE SERIES FUNDS

Trustees and Officers

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
William Lipkus*
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

*	Effective June 27, 2014, Mr. William Lipkus became President of the Funds. Mr. Derek Burke resigned as President of the Funds effective June 27, 2014.

131

FIRST INVESTORS LIFE SERIES FUNDS

Shareholder Information

Investment Adviser	Custodian
First Investors Management	(Cash Management, Fund For Income,
Company, Inc.	Government, Investment Grade and Target
40 Wall Street	Maturity 2015 Funds)
New York, NY 10005	The Bank of New York Mellon
One Wall Street
New York, NY 10286

Subadviser	Custodian
(Fund For Income)	(Equity Income, Growth & Income,
Muzinich & Co., Inc.	International, Opportunity, Select Growth,
450 Park Avenue	Special Situations and Total Return Funds)
New York, NY 10022	Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Subadviser	Transfer Agent
(International Fund)	Administrative Data Management Corp.
Vontobel Asset Management, Inc.	Raritan Plaza I – 8th Floor
1540 Broadway	Edison, NJ 08837-3620
New York, NY 10036

Subadviser	Independent Registered
(Select Growth Fund)	Public Accounting Firm
Smith Asset Management Group, L.P.	Tait, Weller & Baker LLP
100 Crescent Court	1818 Market Street
Dallas, TX 75201	Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

132

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

133

First Investors
40 Wall Street
New York, NY 10005

LIFESAR

Item 2.	Code of Ethics

Not applicable for semi-annual report

Item 3.	Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.	Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By	/S/ WILLIAM LIPKUS
William Lipku s
President and Principal Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 27, 2014